Document and Entity Information	3 Months Ended
Nov. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Feb 1, 2013
Entity Registrant Name	ORAMED PHARMACEUTICALS INC.
Entity Central Index Key	0001176309
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 5,531,075	$ 4,430,740	$ 1,513,365
Short term deposits (note 2)		454,381	1,801,400
Marketable securities (note 3)	1,064,808	200,311	384,565
Restricted cash (note 1n)	16,000	16,000	16,000
Accounts receivable - other (note 4)	75,950	87,691	542,891
Prepaid expenses	18,804	2,307	1,670
Related parties (note 16)	1,719	404
Grants receivable from the chief scientist	99,533	84,642	24,191
T o t a l current assets	6,807,889	5,276,476	4,284,082
LONG TERM DEPOSITS AND INVESTMENT (note 9b)	9,316	8,867	10,186
AMOUNTS FUNDED IN RESPECT OF EMPLOYEE RIGHTS UPON RETIREMENT (note 8)	5,165	4,740	14,293
PROPERTY AND EQUIPMENT, net (note 6)	2,497	4,768	17,376
T o t a l assets	6,824,867	5,294,851	4,325,937
CURRENT LIABILITIES:
Accounts payable and accrued expenses (note 12)	287,302	597,173	375,538
Related parties (note 16)			18,502
Account payable with former shareholder	47,252	47,252	47,252
T o t a l current liabilities	334,554	644,425	441,292
LONG TERM LIABILITIES:
Warrants (notes 7)		637,182
Employee rights upon retirement (note 8)	12,174	6,959	22,675
Provision for uncertain tax position (note 15e)	228,272	228,272	138,054
Total long term liabilities	240,446	872,413	160,729
COMMITMENTS (note 9)
STOCKHOLDERS' EQUITY:
Common stock	86,504	80,075	70,104
Accumulated other comprehensive income	235,868
Additional paid-in capital	24,778,025	21,568,192	18,201,111
Deficit accumulated during the development stage	(18,850,530)	(17,870,254)	(14,547,299)
T o t a l stockholders' equity	6,249,867	3,778,013	3,723,916
T o t a l liabilities and stockholders' equity	$ 6,824,867	$ 5,294,851	$ 4,325,937

CONDENSED CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.012	$ 0.012	$ 0.012
Common stock, shares authorized	16,666,667	16,666,667	16,666,667
Common stock, shares issued	7,209,652	6,673,829	5,842,803
Common stock, shares outstanding	7,209,652	6,673,829	5,842,803

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF OPERATION [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET (note 13)	$ 392,626	$ 184,016	$ 1,680,845	$ 1,159,309	$ 9,532,694	$ 9,925,320
IMPAIRMENT OF INVESTMENT					434,876	434,876
GENERAL AND ADMINISTRATIVE EXPENSES (note 14)	339,213	281,901	1,203,164	1,275,960	8,161,547	8,500,760
OPERATING LOSS	731,839	465,917	2,884,009	2,435,269	18,129,117	18,860,956
FINANCIAL INCOME	(72,244)	(6,954)	(13,126)	(33,232)	(207,158)	(279,402)
GAIN ON SALE OF INVESTMENT				(1,033,004)	(1,033,004)	(1,033,004)
Impairment of available for sales security			184,254	197,412	381,666	381,666
FINANCIAL EXPENSE	299,158	19,556	199,123	18,780	380,380	679,538
LOSS BEFORE TAXES ON INCOME	958,753	478,519	3,254,260	1,585,225	17,651,001	18,609,754
TAXES ON INCOME (note 15)			90,218	(23,980)	240,776	240,776
NET LOSS FOR THE PERIOD	958,753	478,519	3,344,478	1,561,245	17,891,777	18,850,530
OTHER COMPREHENSIVE INCOME, NET OF TAX
SUBSEQUENT INCREASE IN THE FAIR VALUE OF AVAILABLE FOR SALE SECURITIES PREVIOUSLY WRITTEN DOWN AS IMPAIRED	117,347	4,205				117,347
UNREALIZED GAIN ON AVAILABLE FOR SALE SECURITIES	118,521					118,521
TOTAL OTHER COMPREHENSIVE INCOME	235,868	4,205				235,868
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ 722,885	$ 474,314				$ 18,614,662
BASIC AND DILUTED LOSS PER COMMON SHARE	$ 0.14	$ 0.08	$ (0.57)	$ (0.29)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES USED IN COMPUTING BASIC AND DILUTED LOSS PER COMMON SHARE	6,826,896	5,842,803	5,884,595	5,417,278

CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional paid-in capital [Member]	Deficit accumulated during the development stage [Member]
BALANCE at Apr. 11, 2002	$ 53,700	$ 34,828	$ 18,872
BALANCE, shares at Apr. 11, 2002		2,902,350
SHARES CANCELLED		19,800	(19,800)
SHARES CANCELLED, shares		(1,650,000)
SHARES ISSUED FOR INVESTMENT IN ISTI-NJ	434,876	1,144	433,732
SHARES ISSUED FOR INVESTMENT IN ISTI-NJ, shares		95,368
SHARES ISSUED FOR OFFERING COSTS		1,753	(1,753)
SHARES ISSUED FOR OFFERING COSTS, shares		146,079
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	2,122,981	27,181	2,095,800
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		2,265,514
SHARES ISSUED FOR SERVICES RENDERED	98,750	125	98,625
SHARES ISSUED FOR SERVICES RENDERED, shares		10,417
CONTRIBUTIONS TO PAID IN CAPITAL	18,991		18,991
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	1,968,547		1,968,547
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	177,782		177,782
DISCOUNT ON CONVERTIBLE NOTE RELATED TO BENEFICIAL CONVERSION FEATURE	108,000		108,000
OTHER COMPREHENSIVE LOSS	(16)			(16)
IMPUTED INTEREST	8,437		8,437
NET LOSS	(4,478,917)			(4,478,917)
BALANCE at Aug. 31, 2007	513,131	44,231	4,946,833	(4,478,933)
BALANCE, shares at Aug. 31, 2007		3,769,728
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	5,784,800	10,178	5,774,622
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		848,288
SHARES ISSUED FOR SERVICES RENDERED	116,110	293	115,817
SHARES ISSUED FOR SERVICES RENDERED, shares		24,419
RECEIPTS ON ACCOUNT OF SHARES AND WARRANTS	6,061		6,061
SHARES ISSUED FOR CONVERSION OF CONVERTIBLE NOTE	275,000	550	274,450
SHARES ISSUED FOR CONVERSION OF CONVERTIBLE NOTE, shares		45,844
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	459,467		459,467
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	203,982		203,982
IMPUTED INTEREST	3,780		3,780
NET LOSS	(2,769,271)			(2,769,271)
BALANCE at Aug. 31, 2008	4,593,060	56,252	11,785,012	(7,248,204)
BALANCE, shares at Aug. 31, 2008		4,688,279
SHARES ISSUED FOR SERVICES RENDERED	152,928	204	152,724
SHARES ISSUED FOR SERVICES RENDERED, shares		17,012
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	436,025		436,025
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	117,174		117,174
IMPUTED INTEREST	3,780		3,780
NET LOSS	(2,760,474)
BALANCE at Aug. 31, 2009	2,746,192	56,456	12,698,414	(10,008,678)
BALANCE, shares at Aug. 31, 2009		4,705,291
SHARES ISSUED FOR SERVICES RENDERED	249,850	1,109	248,741
SHARES ISSUED FOR SERVICES RENDERED, shares		92,416
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	690,882		690,882
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	116,944		116,944
IMPUTED INTEREST	3,780		3,780
NET LOSS	(2,977,376)			(2,977,376)
BALANCE at Aug. 31, 2010	830,272	57,565	13,758,761	(12,986,054)
BALANCE, shares at Aug. 31, 2010		4,797,707
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	3,694,212	984,209	3,682,404
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		11,808,626
SHARES ISSUED FOR SERVICES RENDERED	227,569	731	226,838
SHARES ISSUED FOR SERVICES RENDERED, shares		60,887
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	502,593		502,593
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	26,733		26,733
IMPUTED INTEREST	3,782		3,782
NET LOSS	(1,561,245)
BALANCE at Aug. 31, 2011	3,723,916	70,104	18,201,111	(14,547,299)
BALANCE, shares at Aug. 31, 2011	5,842,803	5,842,803
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	2,851,760	9,622	2,842,138
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		801,942
SHARES ISSUED FOR SERVICES RENDERED	107,860	349	107,511
SHARES ISSUED FOR SERVICES RENDERED, shares		29,084
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	275,241		275,241
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	117,098		117,098
NET LOSS	(3,344,478)			(3,322,955)
BALANCE at Aug. 31, 2012	3,778,013	80,075
BALANCE, shares at Aug. 31, 2012	6,673,829	6,673,829
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	1,430,092	4,039	1,426,053
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		336,651
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	190,192		190,192
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	28,016		28,016
OTHER COMPREHENSIVE LOSS	(722,885)
NET LOSS	(958,753)			(958,753)
BALANCE at Nov. 30, 2012	$ 6,249,867	$ 86,504	$ 24,778,025	$ (18,850,530)
BALANCE, shares at Nov. 30, 2012	7,209,652	7,209,652

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (958,753)	$ (478,519)	$ (3,344,478)	$ (1,561,245)	$ (17,891,777)	$ (18,850,530)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,271	6,042	14,737	28,303	120,844	123,115
Amortization of debt discount					108,000	108,000
Exchange differences on long term deposits	18,782	(21,230)	62,494	(30,791)	31,037	49,819
Stock based compensation	218,208	51,296	271,158	529,326	4,971,287	5,189,495
Common stock issued for services			107,860	227,569	1,155,956	1,155,956
Shares to be issued for services rendered		24,900				24,900
Gain on sale of investment				(1,033,004)	(1,033,004)	(1,033,004)
Impairment of investments					434,876	434,876
Impairment of available-for-sale securities			184,254	197,412	381,666	381,666
Imputed interest				3,782	23,559	23,559
Exchange of warrants	296,982					296,982
Changes in fair value of warrant liabilities	(44,699)		142,704		142,704	98,005
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(20,962)	(49,727)	(31,199)	(36,105)	(160,159)	(181,121)
Restricted cash				8	(16,000)	(16,000)
Accounts payable and accrued expenses	(309,870)	(16,920)	203,133	(17,290)	597,173	287,303
Liability of employee rights upon retirement	5,215	88	(2,489)	22,675	20,186	25,401
Provision for uncertain tax position			90,218	(36,484)	228,272	228,272
Total net cash used in operating activities	(792,826)	(484,070)	(2,301,608)	(1,705,844)	(10,885,380)	(11,073,790)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(2,129)	(2,180)	(125,612)	(125,612)
Purchase of short term deposits			(475,353)	(1,700,382)	(5,903,735)	(5,903,735)
Proceeds from sale of short term deposits	454,381		1,800,000		5,428,000	5,882,381
Proceeds from sale of investment		450,000	450,000		450,000	450,000
Funds in respect of employee rights upon retirement	(154)	(1,061)	(3,620)	(3,275)	(6,895)	(7,049)
Lease deposits				2,407	(7,509)	(7,509)
Total net cash provided by (used in) investing activities	454,227	448,939	1,768,898	(1,703,430)	(165,751)	(288,476)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants - net of issuance expenses	1,458,436		3,488,942	3,694,212	15,144,635	16,603,071
Receipts on account of shares issuances					6,061	6,061
Proceeds from convertible notes					275,000	275,000
Proceeds from short term note payable					120,000	120,000
Payments of short term note payable					(120,000)	(120,000)
Shareholder advances					66,243	66,243
Net cash provided by financing activities	1,458,436		3,488,942	3,694,212	15,491,939	16,950,375
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(19,502)	17,381	(38,857)	28,789	(10,068)	(29,570)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			2,917,375	313,727	4,430,740
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	4,430,740	1,513,365	1,513,365
CASH AND CASH EQUIVALENTS AT END OF PERIOD	5,531,075		4,430,740	1,513,365	4,430,740	5,531,075
Material non cash investing and financing activities:
Discount on convertible note related to beneficial conversion feature					108,000	108,000
Shares and warrants issued for offering costs				76,026	77,779	77,779
Contribution to paid in capital					18,991	18,991
Exchange of warrants	917,809					917,809
Shares and warrants issued for marketable securities	$ 628,630					$ 628,630

SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES:

a.	General:

Oramed Pharmaceuticals Inc. (the "Company") was incorporated on April 12, 2002, under the laws of the State of Nevada. From incorporation until March 3, 2006, the Company was an exploration stage company engaged in the acquisition and exploration of mineral properties. On February 17, 2006, the Company entered into an agreement with Hadasit Medical Services and Development Ltd ("Hadasit") (the "First Agreement") to acquire the provisional patent related to orally ingestible insulin capsule to be used for the treatment of individuals with diabetes, see also note 2a.

On March 11, 2011, the Company was reincorporated from the State of Nevada to the State of Delaware.

The Company has been in the development stage since its formation and has not yet generated any revenues from its operations.

On May 14, 2007, the Company incorporated a wholly-owned subsidiary in Israel, Oramed Ltd., which is engaged in research and development. Unless the context indicates otherwise, the term "Group" refers to Oramed Pharmaceuticals Inc. and its Israeli subsidiary, Oramed Ltd. (the "Subsidiary"), (together with the Company, "the Group").

The Group is engaged in research and development in the biotechnology field and is considered a development stage company in accordance with the ASC Topic 915 "Development Stage Entities".

Successful completion of the Company's development programs and its transition to normal operations is dependent upon obtaining necessary regulatory approvals from the FDA prior to selling its products within the United States, and foreign regulatory approvals must be obtained to sell its products internationally. There can be no assurance that the Company will receive regulatory approval of any of its product candidates, and a substantial amount of time may pass before the Company achieves a level of revenues adequate to support its operations, if at all. The Company also expects to incur substantial expenditures in connection with the regulatory approval process for each of its product candidates during their respective developmental periods. Obtaining marketing approval will be directly dependent on the Company's ability to implement the necessary regulatory steps required to obtain marketing approval in the United States and in other countries. The Company cannot predict the outcome of these activities.

Based on its current cash resources and commitments, and cash received in private offerings in the year ended August 31, 2012 and the three month period ended November 30, 2012 (see note 4b), the Company believes it will be able to maintain its current planned development activities and the corresponding level of expenditures for at least the next 12 months, although no assurance can be given that it will not need additional funds prior to such time. If there are unexpected increases in general and administrative expenses or research and development expenses, the Company may need to seek additional financing during the next 12 months.

b.	Newly issued and recently adopted Accounting Pronouncements

In June 2011, the FASB issued an update to ASC No. 220, "Presentation of Comprehensive Income," which eliminates the option to present other comprehensive income and its components in the statement of shareholders' equity. The Company can elect to present the items of net income and other comprehensive income in a single continuous statement of comprehensive income or in two separate, but consecutive, statements. Under either method the statement would need to be presented with equal prominence as the other primary financial statements. The amended guidance, which must be applied retroactively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with earlier adoption permitted. In December 2011, the FASB issued another update on the topic, which deferred the effective date pertaining only to the presentation of reclassification adjustments on the face of the financial statements. The Company adopted the pronouncement in the first quarter of fiscal year 2013.

c.	Condensed Consolidated Financial Statements Preparation

The condensed consolidated financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and on the same basis as the audited consolidated financial statements included in the Company's Annual Report on Form 10-K for the fiscal year ended August 31, 2012 (the "2012 Form 10-K"). These condensed consolidated financial statements are not audited but in the opinion of management reflect all adjustments that are of a normal recurring nature and that are considered necessary for a fair presentation of the results of the periods presented. Certain information and disclosures normally included in annual consolidated financial statements have been omitted in this interim period report pursuant to the rules and regulations of the SEC. Because the condensed consolidated interim financial statements do not include all of the information and disclosures required by U.S. GAAP for annual financial statements, they should be read in conjunction with the audited consolidated financial statements and notes included in the 2012 Form 10-K for the year ended August 31, 2012. The results for interim periods are not necessarily indicative of a full fiscal year's results.

d.	Reclassifications

Certain figures in respect of prior years have been reclassified to conform to the current year presentation.

NOTE 1 -  SIGNIFICANT ACCOUNTING POLICIES:

a.	General

Oramed Pharmaceuticals Inc. (the "Company") was incorporated on April 12, 2002, under the laws of the State of Nevada. From incorporation until March 3, 2006, the Company was an exploration stage company engaged in the acquisition and exploration of mineral properties. On February 17, 2006, the Company entered into an agreement with Hadasit Medical Services and Development Ltd ("Hadasit") (the "First Agreement") to acquire the provisional patent related to orally ingestible insulin pill to be used for the treatment of individuals with diabetes, see also note 9a.

On March 11, 2011, the Company was reincorporated from the State of Nevada to the State of Delaware.

The Company has been in the development stage since its formation and has not yet generated any revenues from its operations.

On May 14, 2007, the Company incorporated a wholly-owned subsidiary in Israel, Oramed Ltd., which is engaged in research and development. Unless the context indicates otherwise, the term "Group" refers to Oramed Pharmaceuticals Inc. and its Israeli subsidiary, Oramed Ltd. (the "Subsidiary"), (together with the Company, "the Group").

The Group is engaged in research and development in the biotechnology field and is considered a development stage company in accordance with the ASC Topic 915 "Development Stage Entities".

Successful completion of the Company's development programs and its transition to normal operations is dependent upon obtaining necessary regulatory approvals from the FDA prior to selling its products within the United States, and foreign regulatory approvals must be obtained to sell its products internationally. There can be no assurance that the Company will receive regulatory approval of any of its product candidates, and a substantial amount of time may pass before the Company achieves a level of revenues adequate to support its operations, if at all. The Company also expects to incur substantial expenditures in connection with the regulatory approval process for each of its product candidates during their respective developmental periods. Obtaining marketing approval will be directly dependent on the Company's ability to implement the necessary regulatory steps required to obtain marketing approval in the United States and in other countries. The Company cannot predict the outcome of these activities.

Based on its current cash resources and commitments, and cash received in private offerings in 2012 (see notes 10g and 17b), the Company believes it will be able to maintain its current planned development activities and the corresponding level of expenditures for at least the next 12 months, although no assurance can be given that it will not need additional funds prior to such time. If there are unexpected increases in general and administrative expenses or research and development expenses, the Company may need to seek additional financing during the next 12 months.

b.	Accounting principles

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP").

c.	Use of estimates in the preparation of financial statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the financial statements date and the reported expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to stock based compensation, valuation and impairment of marketable securities and valuation of tax exposure.

d.	Functional currency

The currency of the primary economic environment in which the operations of the Group are conducted is the U.S. dollar ("$" or "dollar").

Most of the group's operating expenses are incurred in dollars. Thus, the functional currency of the Group is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in foreign currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For foreign transactions and other items reflected in the statements of operations, the following exchange rates are used: (1) for transactions - exchange rates at transaction dates or average rates and (2) for other items (derived from non-monetary balance sheet items such as depreciation) - historical exchange rates. The resulting transaction gains or losses are carried to financial income or expenses, as appropriate.

e.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its Subsidiary. All inter-company transactions and balances have been eliminated in consolidation.

f.	Property and equipment

Property and equipment are recorded at cost and depreciated by the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%
Computers and peripheral equipment	33
Office furniture and equipment	15-33

Leasehold improvements are amortized over the term of the lease which is shorter than the estimated useful life of the improvements.

g.	Income taxes

1.	Deferred taxes

Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred tax balances are computed using the tax rates expected to be in effect when those differences reverse. A valuation allowance in respect of deferred tax assets is provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company has provided a full valuation allowance with respect to its deferred tax assets.

Regarding the Subsidiary, the recognition is prohibited for deferred tax liabilities or assets that arise from differences between the financial reporting and tax bases of assets and liabilities that are measured from the local currency into dollars using historical exchange rates, and that result from changes in exchange rates or indexing for tax purposes. Consequently, the abovementioned differences were not reflected in the computation of deferred tax assets and liabilities.

Taxes that would apply in the event of disposal of investments in the subsidiary have not been taken into account in computing deferred taxes, as it is the Company's intention to hold this investment, not to realize it.

2.	Uncertainty in income tax

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date. The Company's policy is to include interest and penalties related to unrecognized tax benefits within income tax expenses.

h.	Research and development, net

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, employee benefits, costs of registered patents materials, supplies, the cost of services provided by outside contractors, including services related to the Company's clinical trials, clinical trial expenses and the full cost of manufacturing drug for use in research and preclinical development. All costs associated with research and development are expensed as incurred.

Clinical trial costs are a significant component of research and development expenses and include costs associated with third-party contractors. The Company out sources a substantial portion of its clinical trial activities, utilizing external entities such as Contract Research Organizations, independent clinical investigators, and other third-party service providers to assist the Company with the execution of its clinical studies. For each clinical trial that the Company conducts, clinical trial costs are expensed immediately.

Grants received from the OCS and Bio-Jerusalem are recognized as grant income when the grants become receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance the grant will be received. The grants are deducted from the related research and development expenses as the costs are incurred and are presented in R&D expenses, net. See also notes 9j and 9k.

i.	Cash equivalents

The Company considers all short term, highly liquid investments, which include short-term deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash, to be cash equivalents.

j.	Comprehensive loss

The Company has no other comprehensive loss components other than net loss for the fiscal years of 2012 and 2011.

k.	Loss per common share

Basic and diluted net loss per common share are computed by dividing the net loss for the period by the weighted average number of shares of common stock outstanding and shares relating to receipts on account of shares in equity during the period. Outstanding stock options and  warrants have been excluded from the calculation of the diluted loss per share because all such securities are anti-dilutive for all periods presented. The total number of common stock options and warrants excluded from the calculation of diluted net loss was 1,892,171 for the year ended August 31, 2012 (1,266,700 for the year ended August 31, 2011).

l.	Impairment in value of long-lived assets

The Company reviews long-lived assets, to be held and used, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In the event the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets are written down to their estimated fair values.

m.	Stock based compensation

Equity awards granted to employees are accounted for using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period, net of estimated forfeitures. The Company estimated forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation cost for an award with only service conditions that has a graded vesting schedule using the accelerated method based on the multiple-option award approach. When stock options are granted as consideration for services provided by consultants and other non-employees, the transaction is accounted for based on the fair value of the consideration received or the fair value of the stock options issued, whichever is more reliably measurable. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

n.	Warrants issued as part of capital raisings that are classified as a liability

Warrants that entitle the holder to down-round protection (through ratchet and anti-dilution provisions) are classified as liabilities in the statement of financial position.

The liability is measured both initially and in subsequent periods in fair value, with changes in fair value charged to finance expenses, net. See note 7.

o.	Fair value measurement:

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

As of August 31, 2012 the assets or liabilities measured at fair value comprise of:

-  available for sale securities (level 1).
-  warrants (level 3).

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent.

In order to secure the fulfillment of the Company's obligations under the derivatives agreements, the Company has placed a restricted deposit with the bank in an amount of $16,000.

Available-for-sale securities are reported at fair value with unrealized gains and losses, net of related tax, recorded as a separate component of other comprehensive income in equity until realized. Unrealized losses that are considered to be other-than-temporary are charged to statement of operations as an impairment charge and are included in the consolidated statement of operations under impairment of available-for-sale securities.

The Company considers available evidence in evaluating potential impairments of its investments, including the duration and extent to which fair value is less than cost, and the Company's ability and intent to hold the investment. Realized gains and losses on sales of the securities are included in the consolidated statement of operations as financial income or expenses.

p.	Concentration of credit risks

Financial instruments that subject the Company to credit risk consist primarily of cash and cash equivalents, deposit and short term investments which are deposited in major financial institutions. The Company is of the opinion that the credit risk in respect of these balances is remote.

q.	Newly issued and recently adopted accounting pronouncements:

1.
In May 2011, the Financial Accounting Standard Board ("FASB") issued an accounting update that amends ASC No. 820, "Fair Value Measurement" regarding fair value measurements and disclosure requirements. The amendments are effective during interim and annual periods beginning after December 15, 2011 and are to be applied prospectively. The Company adopted the accounting update beginning in the third quarter of fiscal year 2012. As applicable to the Company, the adoption of the new guidance did not have any material impact on the consolidated financial statements.

2.
In June 2011, the FASB issued an update to ASC No. 220, "Presentation of Comprehensive Income," which eliminates the option to present other comprehensive income and its components in the statement of shareholders' equity. The Company can elect to present the items of net income and other comprehensive income in a single continuous statement of comprehensive income or in two separate, but consecutive, statements. Under either method the statement would need to be presented with equal prominence as the other primary financial statements. The amended guidance, which must be applied retroactively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with earlier adoption permitted. In December 2011, the FASB issued another update on the topic, which deferred the effective date pertaining only to the presentation of reclassification adjustments on the face of the financial statements. The accounting update will be applicable to the Company beginning in the first quarter of fiscal year 2013. The adoption of the new guidance is not expected to have a material impact on the consolidated financial statements.

r.	Reclassifications

Certain figures in respect of prior years have been reclassified to conform to the current year presentation.

SHORT TERM INVESTMENTS	12 Months Ended
Aug. 31, 2012
SHORT TERM INVESTMENTS [Abstract]
SHORT TERM INVESTMENTS
NOTE 2 - SHORT TERM INVESTEMNTS:

Amount represents bank deposits with an original maturity of more than three months but less than one year.

	August 31
	2012		2011
	Annual interest rate	Amount	Annual interest rate	Amount
Dollars deposits	0.85%	$260,371	0.7-0.86%	$1,801,400
NIS deposits	1.93-1.97%	194,010		-
		$454,381		$1,801,400

MARKETABLE SECURITIES	12 Months Ended
Aug. 31, 2012
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3 - MARKETABLE SECURITIES:

Marketable securities consist wholly of equity securities of D.N.A Biomedical Solutions Ltd. which were received in March 2011 as part of the consideration for selling the Company's equity method investee Entera. Those securities are classified as available-for-sale and are recorded at fair value.  The D.N.A Shares are listed on the Tel Aviv Stock Exchange ("TASE") and their tradability was restricted for a period of 6 months from the closing date of the transaction according to TASE policy with regards to private placements. Until September 30, 2011, the fair value of the restricted securities was measured based on the quoted prices of the otherwise identical unrestricted securities, adjusted for the effect of the restriction by applying a proper discount. The discount was determined with reference to other similar restricted instruments. Similar securities, with no restriction on tradability, are quoted on an active market. As of the first quarter of 2011, the securities are not restricted and the fair value of the securities is measured based on the quoted prices of the securities on an active market.

Financial assets carried at fair value as of August 31, 2012 and August 31, 2011 are classified in the tables below in one of the three categories described above:

	Level 1	Level 3	Total
Marketable securities:
August 31, 2012	$200,311	-	$200,311
August 31, 2011	-	$384,565	$384,565

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs:

	August 31
	2012	2011
Carrying value at the beginning of the period	$384,565	$-
Additions - see note 5	-	581,977
Reclassification to level 1	(384,565)	-
Impairment of available-for-sale securities - financial expenses	-	(197,412)
Carrying value at the end of the period	$-	$384,565

As of August 31, 2012, the carrying amount of cash and cash equivalents, accounts receivables, other current assets and accounts payables and accrued expenses approximates their fair values due to the short-term maturities of these instruments.

The fair value of long-term deposits also approximates their carrying value, since they bear interest at rates close to the prevailing market rates. The amounts funded in respect of employee rights are stated at cash surrender value which approximates its fair value.

As to financial liabilities carried at fair value, see note 7.

FAIR VALUE	3 Months Ended
Nov. 30, 2012
FAIR VALUE [Abstract]
FAIR VALUE
NOTE 3 - FAIR VALUE:

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:     Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:    Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3:     Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

As of November 30, 2012 the assets or liabilities measured at fair value comprise of available for sale securities (level 1).

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

Available-for-sale securities are reported at fair value with unrealized gains and losses, recorded as a separate component of other comprehensive income in equity until realized. Unrealized losses that are considered to be other-than-temporary are charged to statement of comprehensive loss as an impairment charge and are included in the consolidated statement of comprehensive loss under impairment of available-for-sale securities.

The Company considers available evidence in evaluating potential impairments of its investments, including the duration and extent to which fair value is less than cost, and the Company's ability and intent to hold the investment. Realized gains and losses on sales of the securities are included in the consolidated statement of comprehensive loss as financial income or expenses.

Marketable securities consist wholly of equity securities of D.N.A Biomedical Solutions Ltd. ("D.N.A"), which were received in March 2011 as part of the consideration for selling the Company's equity method investee Entera, and in October 2012, as an option to purchase ordinary shares of D.N.A with no additional costs in exchange for the Company's common stock (the "D.N.A Option"). Those securities are classified as available-for-sale and are recorded at fair value.

The shares received on March 2011 are traded on the Tel Aviv Stock Exchange ("TASE") and have a quoted price. The fair value of those securities is measured at the quoted prices of the securities in an active market on the measurement date.

The D.N.A shares that will be received upon realizing the D.N.A Option will be restricted for a period of 6 months from realization date according to TASE policy with regards to private placements. The fair value of the D.N.A Option is measured based on the quoted prices of the otherwise identical unrestricted securities, adjusted for the effect of the restriction by applying a proper discount. The discount was determined with reference to other similar restricted instruments. The discount will be decreased over the restriction period.  As a result, the fair value of the D.N.A. Option at the closing date and as of November 30, 2012, reflects a discount of 8% on the quoted D.N.A share  price, based on similar transactions involving restricted shares of pharmaceutical companies under TASE lock-up rules.

Transfers in and/or out of Level 3 are recognized in the beginning of the reporting period.

Financial assets carried at fair value as of November 30, 2012 and August 31, 2012 are classified in the tables below in one of the three categories described above:

	Level 1	Level 3	Total
Marketable securities:
November 30, 2012	$317,657	$747,151	$1,064,808
August 31, 2012	$200,311	-	$200,311

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs:

Three months ended
November, 30
2012
Unaudited
Carrying value at the beginning of the period	$-
Additions	628,630
Changes in fair value	118,521
Carrying value at the end of the period	$747,151

As to financial liabilities carried at fair value, see note 5.

ACCOUNTS RECEIVABLE	12 Months Ended
Aug. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
NOTE 4 - ACCOUNTS RECEIVABLE:

Composition of accounts receivable , grouped by major classifications, is as follows:

	August 31
	2012	2011

Receivables from D.N.A (see note 5)	$-	$450,844
Tax Authorities	53,341	32,406
Other receivables	34,350	59,641
	$87,691	$542,891

AGREEMENT WITH D.N.A BIOMEDICAL SOLUTIONS LTD	12 Months Ended
Aug. 31, 2012
AGREEMENTS WITH D.N.A. BIOMEDICAL SOLUTIONS LTD [Abstract]
AGREEMENT WITH D.N.A BIOMEDICAL SOLUTIONS LTD
NOTE 5 - AGREEMENT WITH D.N.A BIOMEDICAL SOLUTIONS LTD

a.
In June 2010, the Subsidiary entered into an agreement with D.N.A, for the establishment of a new company, Entera. According to the JV Agreement, D.N.A invested $600,000, in two stages, in Entera, and Entera was owned in equal parts by the Subsidiary and D.N.A. In consideration for 50% of Entera's shares, the Subsidiary entered into a Patent License Agreement with Entera, according to which, the Subsidiary out-licensed to Entera a technology for the development of oral delivery drugs for certain actions.

Mr. Zeev Bronfeld, who is one of D.N.A 's directors and controlling shareholders, is also an affiliated stockholder of the Company.

The Group has concluded Entera was a variable interest entity (a "VIE"), according to the terms of the JV Agreement until its sale in March 2011, as described below.

b.
On February 22, 2011, the Subsidiary entered into a share purchase agreement with D.N.A for the sale of 47% of Entera's outstanding share capital on an undiluted basis. The closing of that transaction took place on March 31, 2011. As consideration for the Entera shares, the Subsidiary received a promissory note issued by D.N.A in the principal amount of $450,000, with an annual interest rate of 0.45%, which was paid on November 14, 2011, and 8,404,667 ordinary shares of D.N.A (the "D.N.A Shares"), having a fair value of $581,977 as of the closing date of the transaction. The D.N.A Shares are listed on the Tel Aviv Stock Exchange ("TASE") and their tradability was restricted for a period of 6 months from the closing date of the transaction according to TASE policy with regards to private placements.

D.N.A.'s securities are classified as available-for-sale, during 2012 and 2011 the Company recognized an impairment of $184,254 and $197,412, respectively.

In addition, on the closing date, D.N.A participated in the Company's private placement, at same investment terms granted to other investors at that period, for which it received 65,104 shares of our common stock and five-year warrants to purchase 22,787 shares of common stock at an exercise price of $6.00 per share for $250,000.

As part of the transaction, the Subsidiary entered into a patent transfer agreement (that replaced the original license agreement) according to which, the Subsidiary assigned to Entera all of its right, title and interest in and to the patent application that it has licensed to Entera since August 2010.  Under this agreement, the Subsidiary is entitled to receive from Entera royalties of 3% of Entera's net revenues (as defined in the agreement) and a license back of that patent application for use in respect of diabetes and influenza. On August 31, 2012, Entera had not yet realized any revenues and did not pay any royalties to the Subsidiary.

Upon the closing, Oramed, Entera and D.N.A terminated the joint venture agreement, as amended, entered into on June 1, 2010 in connection with the formation of Entera.

In 2011, the Subsidiary recognized a gain on sale of investment of $1,033,004 from the transaction, as followed:

Fair value of D.N.A Shares	$581,977
Receivables from D.N.A	450,000
Re-classification of currency translation adjustments	7,930
$1,039,907
Less - net cost of the investment realized	(6,903)
$1,033,004

As a result of the above transaction, the Company no longer has the ability to exert significant influence over Entera and the remaining 3% interest, in the amount of $1,027, is accounted for at a cost method investment.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Aug. 31, 2012
PROPERTY AND EQUIPMENT, Net [Abstract]
PROPERTY AND EQUIPMENT, Net
NOTE 6 - PROPERTY AND EQUIPMENT, NET:

a.	Composition of property and equipment, grouped by major classifications, is as follows:

	August 31
	2012	2011
Cost:
Leasehold improvements	$76,029	$76,029
Office furniture and equipment	19,941	19,941
Computers and peripheral equipment	29,642	27,513
	125,612	123,483
Less - accumulated depreciation and amortization	120,844	106,107
	$4,768	$17,376

b.	Depreciation expenses totaled $14,737 and $28,303 in the years ended August 31, 2012 and 2011, respectively.

WARRANTS	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
WARRANTS [Abstract]
WARRANTS
NOTE 5 - WARRANTS

As part of the Company's private placements, warrants were granted to the Leading Investor, as defined in note 4b. 182,292 warrants were granted in January 2011 (the "2011 Warrants"), 112,613 were granted in August 2012 and 16,892 were granted in November 2012 (together, the "Three Warrants"). Each warrant was granted for five years at an initial exercise price of $6.00 per share. The warrants included a full ratchet anti-dilution protection from the second year anniversary date after issuing the warrant, subject to certain limitations and while the warrant was outstanding.  In the event the Company was to issue or sell any common stock for a consideration per share lower than the exercise price then in effect, or was to issue or sell any options, warrants or other rights for the purchase or acquisition of such shares at a consideration per share of less than the exercise price then in effect, the warrants were to be amended to (a) reduce the exercise price to an amount equal to the per share consideration payable to the company in such sale or issuance, and (b) the quantity of warrants were to updated, based on certain rules as determined in the Warrants Agreements with the Leading Investor.

As a result of a private placements in August 2012, and pursuant to adjustment terms of the 2011 Warrants, such warrant was amended to: (i) reduce the exercise price from $6.00 to $4.44, (ii) increase the number of shares issuable upon the exercise of the warrant from 182,292 to 246,341.

In addition, as a result of the agreement with D.N.A, as described in note 4c, and pursuant to adjustment terms of the 2011 Warrants, the Company further amended the 2011 Warrants by: (i) reducing the exercise price from $4.44 to $3.7656 and (ii) increasing the number of shares issuable upon the exercise of the 2011 Warrants from 246,341 to 290,459.

On November 29, 2012, the Company and the Leading Investor entered into a letter agreement (the "Agreement") in connection with the Three Warrants. Pursuant to the Agreement, the Company and the Leading Investor agreed to amend the Three Warrants to provide that the anti-dilution protection of each of the Three Warrants shall be removed in its entirety. In addition, as to the Warrants issued in August and November 2012, the parties agreed that the exercise price shall be reduced to $3.7656. On that day, the Company also issued to the Leading Investor a Common Stock Purchase Warrant (the "New Warrant") pursuant to which, the Leading Investor shall have the right to purchase up to 137,311 shares of the common stock of the Company over a period of four years at an exercise price of $7.20 per share. The fair value of the New Warrant on the date of grant, was $145,173, using the following assumptions: dividend yield of 0% and expected term of 4 years; expected volatility of 62.29%; and risk-free interest rate of 0.57%.

The fair value of the warrants was determined by using Monte Carlo type model based on the risk neutral approach.  The model takes as an input the estimated future dates when new capital will be raised, and builds a multi-step dynamic model.  The first step is to model the risk neutral distribution of the share value on the new issue dates, then for each path to use the Black-Scholes model to estimate the value of the warrants on the last issue date including all the changes in exercise price and quantity along this path. The significant unobservable input used in the fair value measurement is the future expected issue dates. Significant delay in this input would result a higher fair value measurement.

In addition to the New Warrant, Nadav Kidron, the Company's President, Chief Executive Officer and director, in his personal capacity as a shareholder of the Company, undertook and agreed that following the execution and delivery of the Agreement, in the event that an adjustment pursuant to the anti-dilution protection of any of the Three Warrants (had it not been amended by the Agreement thereof) would have been triggered and the number of shares of common stock of the Company that the Leading Investor would have been able to purchase under the Three Warrants would have increased by an aggregate number in excess of 137,311 shares, then the Leading Investor shall have the right to purchase from Mr. Kidron such number of shares of common stock of the Company owned by Mr. Kidron equal to such excess, up to a maximum of 112,690 shares of common stock of the Company (the "Kidron Option"). The foregoing right shall survive until the termination of such Three Warrants. The fair value of the Kidron Option on the date of grant was $168,220, based on the Monte Carlo type model that is described above.

Pursuant to the removal of the anti-dilution protection, the Three Warrants were no longer classified as liabilities. The Company recognized a financial expense in the amount of $296,982.

Financial liabilities carried at fair value as of August 31, 2012, are classified in the tables below in one of the three fair value categories:

	Fair value measurements at reporting date using
	Level 3	Total
Warrants -
August 31, 2012	$637,182	$637,182

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

Three months ended November 30
2012
Carrying value at the beginning of the period	$637,182
Additional warrant liabilities granted	28,344
Changes in fair value of warrant liabilities	(44,699)
Exchange of warrants	(620,827)
Carrying value at the end of the period	$-

NOTE 7 - WARRANTS

As part of the Company's private placements as described in notes 10a and 10f, warrants were granted to an investor who was considered as a leading investor (the "Leading Investor). 182,292 warrants were granted in January 2011 (the "2011 Warrants") and 112,613 were granted in August 2012. Each warrant was granted for five years at an initial exercise price of $6.00 per share. The warrants include anti-dilution protection (the "full ratchet anti-dilution protection"),  from the second year anniversary date after issuing the warrant, subject to certain limitations and while the warrant is outstanding.  In the event the Company shall issue or sell any common stock for a consideration per share lower than the exercise price then in effect, or shall issue or sell any options, warrants or other rights for the purchase or acquisition of such shares at a consideration per share of less than the exercise price then in effect, the warrants will be amended to (a) reduce the exercise price to an amount equal to the per share consideration payable to the company in such sale or issuance, and (b) the quantity of warrants will be updated, based on certain rules as determined in the Warrants Agreements with the Leading Investor.

As a result of the August 2012 private placements, and pursuant to the adjustment terms of the 2011 Warrants held by the Leading Investor, prior to such private placements, the warrant held by the Leading Investor was amended to: (i) reduce the exercise price from $6.00 to $4.44, (ii) increase the number of shares issuable upon the exercise of the warrant from 182,292 to 246,341, and (iii) delete the limitation which restricted the Leading Investor 's ability from receiving more than 9.9% of the Company's outstanding shares.

As to amendment to the Warrant after August 31, 2012, see also note 17d.

As of August 31, 2011, the Warrants that were granted to this investor during the year ended August 31, 2011 were presented within stockholders' equity.  After further review, the Company has determined that these instruments should have been classified as liabilities.  Changes in the fair value of these Warrants require adjustments to the amount of the liabilities recorded on the Company's balance sheet, and the corresponding gain or loss is required to be recorded in the Company's statement of operations.  The Company assessed the materiality of the correction and concluded that it was immaterial to previously reported annual and interim amounts and that the correction of the error in 2012 is not material to the current year results of operations. Accordingly, the Company corrected this error during the year ended August 31, 2012 and did not restate its consolidated financial statements for the prior years or interim periods impacted.

The fair value of the warrants was determined by using Monte Carlo type model based on the risk neutral approach.  The model takes as an input the estimated future dates when new capital will be raised, and builds a multi-step dynamic model.  The first step is to model the risk neutral distribution of the share value on the new issue dates, then for each path to use the Black-Scholes model to estimate the value of the warrants on the last issue date including all the changes in exercise price and quantity along this path. The significant unobservable input used in the fair value measurement is the future expected issue dates. Significant delay in this input would result a higher fair value measurement.

Financial liabilities carried at fair value as of August 31, 2012 are classified in the tables below in one of the three fair value categories:

	Fair value measurements at reporting date using
	Level 3	Total
Warrants -
August 31, 2012	$637,182	$637,182

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

August 31
2012
Carrying value at the beginning of the period	-
Additions	$494,478
Changes in fair value of warrant liabilities	142,704
Carrying value at the end of the period	$637,182

As to the change in the terms of the warrants after August 31, 2012, see note 17e.

EMPLOYEES RIGHTS UPON RETIREMENT	12 Months Ended
Aug. 31, 2012
EMPLOYEE RIGHTS UPON TERMINATION [Abstract]
EMPLOYEE RIGHTS UPON TERMINATION
NOTE 8 - EMPLOYEES RIGHTS UPON RETIREMENT:

The Subsidiary is required to make a severance payment upon dismissal of an employee, or upon termination of employment in certain circumstances.  The severance pay liability to the employees (based upon length of service and the latest monthly salary - one month's salary for each year employed) is recorded on the Subsidiary's balance sheets under "Liability for employee rights upon retirement."  The liability is recorded as if it were payable at each balance sheet date on an undiscounted basis.

The liability is funded in part from the purchase of insurance policies or by the establishment of pension funds with dedicated deposits in the funds.  The amounts used to fund these liabilities are included in the Subsidiary's balance sheets under "Funds in respect of employee rights upon retirement."  These policies are the Subsidiary's assets.  However, under labor agreements and subject to certain limitations, any policy may be transferred to the ownership of the individual employee for whose benefit the funds were deposited.  In the years ended August 31, 2012 and 2011, the Subsidiary  deposited $3,620 and $3,275, respectively, with insurance companies in connection with its severance payment obligations.

In accordance with the current employment agreements with certain employees, the Subsidiary  makes regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee's rights upon retirement.  The Subsidiary  is fully relieved from any severance pay liability with respect to each such employee after it makes the payments on behalf of the employee.  The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected in the Subsidiary 's balance sheets, as the amounts funded are not under the control and management of the Subsidiary  and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies (the "Contribution Plans").

The amounts of severance pay expenses were $5,615 and $10,241 for the years ended August 31, 2012 and 2011, respectively. $7,089 and $6,966 in the years ended August 31, 2012 and 2011, respectively, were in respect of a Contribution Plan.

The Subsidiary  expects to contribute approximately $10,155 in the year ending August 31, 2013 to insurance companies in connection with its severance liabilities for its operations for that year, $7,619 of which will be contributed to one or more Contribution Plans.

COMMITMENTS	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
COMMITMENTS [Abstract]
COMMITMENTS
NOTE 2 - COMMITMENTS:

a.
Under the terms of the First Agreement with Hadasit (note 1a above), the Company retained Hadasit to provide consulting and clinical trial services. As remuneration for the services provided under the agreement, Hadasit is entitled to $200,000. The primary researcher for Hadasit is Dr. Miriam Kidron, a director and officer of the Company. The funds paid to Hadasit under the agreement are deposited by Hadasit into a research fund managed by Dr. Kidron. Pursuant to the general policy of Hadasit with respect to its research funds, Dr. Kidron receives from Hadasit a management fee in the rate of 10% of all the funds deposited into this research fund. The total amount paid to Dr. Kidron out of this fund was $10,214.

On January 7, 2009, the Company entered into a second agreement with Hadasit (the "Second Agreement") which confirms that Hadasit has conveyed, transferred and assigned all of its ownership rights in the patents acquired under the First Agreement to the Company, and certain other patents filed by the Company after the First Agreement as a result of the collaboration between the Company and Hadasit.

On July 8, 2009, the Subsidiary entered into a third agreement with Hadasit, Prof. Itamar Raz and Dr. Miriam Kidron the "Third Agreement"), to retain consulting and clinical trial services from Hadasit. According to the Third Agreement, Hadasit was entitled to total consideration of $400,000 to be paid by Oramed. $200,000 of this amount was agreed in the terms of the First Agreement, and the remaining of $200,000 was paid in accordance with the actual progress of the study. The total amount was paid through May 31, 2011.

On September 11, 2011, the Subsidiary entered into a fourth agreement with Hadasit, Dr. Miriam Kidron and Dr. Daniel Schurr (the "Fourth Agreement"), to retain consulting and clinical trial services. According to the Fourth Agreement, Hadasit will be entitled to consideration of $200,000 to be paid by the Company in accordance with the actual progress of the study, none of which was recognized or paid through November 30, 2012.

b.
On March 18, 2012, the Subsidiary entered into a lease agreement for its office facilities in Israel. The lease agreement is for a period of 57 months commencing January 1, 2012. The monthly lease payment will be NIS 3,400 in 2012, NIS 4,225 in 2013 and NIS 5,610 from 2014 onwards, and will be linked to the increase in the Israeli consumer price index (as of November 30, 2012, the monthly payment in the Company's functional currency is $892, the future annual lease payments under the agreement will be $12,441 in 2013, $16,215 in 2013 and $17,669 from 2014 onwards). As security for its obligation under this lease agreement the Company provided a bank guarantee in an amount equal to three monthly lease payments.

c.
On April 21, 2009, the Subsidiary entered into a consulting service agreement with  ADRES Advanced Regulatory Services Ltd. ("ADRES") (the "Original Agreement") pursuant to which ADRES will provide consulting services relating to quality assurance and regulatory processes and procedures in order to assist the Subsidiary in submission of a U.S. Investigational New Drug ("IND") according to the U.S. Food and Drug Administration (the "FDA") regulations. In consideration for the services provided under the agreement, ADRES will be entitled to total cash compensation of $211,000, of which the amount of $110,000 was to be paid as a monthly fixed fee of $10,000 each month for 11 months commencing May 2009, and the remaining $101,000 was to be paid based on achievement of certain milestones. $160,000 of the total amount was paid through November 30, 2011, $50,000 of which was paid for completing the first three milestones.

On February 26, 2012, the parties entered into an amendment agreement, according to which the Subsidiary paid the remaining $51,000 of the Original Agreement upon execution of the amendment agreement. In addition, beginning March 1, 2012 and until submission of the IND, the Subsidiary will pay ADRES a monthly fee of approximately $3,600. The Company recognized the $51,000 as an expense during the year ended August 31, 2012.

d.
On July 5, 2010, the Subsidiary of the Company entered into a Manufacturing Supply Agreement (MSA) with Sanofi-Aventis Deutschland GMBH ("sanofi-aventis"). According to the MSA, sanofi-aventis will supply the subsidiary with specified quantities of recombinant human insulin to be used for clinical trials in the USA.

e.
On February 15, 2011, the Subsidiary entered into a consulting agreement with a third party (the "Consultant") for a period of five years, pursuant to which the Consultant will provide consultation on scientific and clinical matters. The Consultant is entitled to a fixed monthly fee of $8,000, royalties of 8% of the net royalties actually received by the Subsidiary in respect of the patent that was sold to Entera Bio Ltd. ("Entera") on February 22, 2011 and an option to purchase up to 20,834 shares of common stock of the Company at an exercise price of $6.00 per share. The option vests in five annual installments commencing February 16, 2012 and expires on February 16, 2021. The initial fair value of the option on the date of grant was $62,185, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 78.65%; risk-free interest rates of 3.62%; and the remaining expected term of 10 years. The fair value of the option as of August 31, 2012 was $54,345, using the following assumptions: dividend yield of 0% and expected term of 8.5 years; expected volatility of 75.41%; and risk-free interest rate of 1.29%.  The fair value of the option granted is remeasured at each balance sheet reporting date and is recognized over the related service period using the straight-line method.

f.
On December 12, 2011, the Subsidiary issued a purchase order to Swiss Caps AG ("Swiss Caps"), according to which, Swiss Caps will manufacture insulin capsules for total consideration of CHF 395,000 (approximately $426,000) of which CHF 340,000 (approximately $367,000) was paid and recognized through November 30, 2012.

g.
On February 15, 2012, the Company entered into an advisory agreement with a third party for a period of one year, pursuant to which such third party will provide investors relations services and will be entitled to a share based compensation as follows: 25,000 shares of common stock of the Company will be issued in six installments over the engagement period, commencing February 15, 2012, and a warrant to purchase 62,500 shares of common stock of the Company at an exercise price of $6.00 per share. The warrant vests in 12 monthly installments commencing February 15, 2012 and expires on February 15, 2017. The initial fair value of the option on the date of grant was $121,304, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 76.82%; risk-free interest rates of 0.81%; and the remaining expected term of 5 years.

On July 3, 2012, the Company and the third party entered into an amendment to the agreement, according to which the original agreement will be extended until July 3, 2013 (unless terminated earlier by one of the parties), and a new payment schedule was determined for the remainder of the share based compensation until July 3, 2013. The Company records expenses in respect of this warrant during the term of the services.

The fair value of the option as of November 30, 2012, was $105,455, using the following assumptions: dividend yield of 0% and expected term of 4.2 years; expected volatility of 74.64%; and risk-free interest rate of 0.55%. The fair value of the option granted is remeasured at each balance sheet reporting date and is recognized over the related service period using the straight-line method.

h.
On September 27, 2012, the Subsidiary entered into a Master Services Agreement with Medpace, Inc. ("Medpace"), to retain it as a CRO, for its upcoming Phase 2 clinical trial for an oral insulin capsule, that is expected to start in the first calendar quarter of 2013 in the United States. As consideration for its services, the subsidiary will pay Medpace a total amount of approximately $3,500,000 that will be paid during the term of the engagement and based on achievement of certain milestones, none of which was recognized or paid through November 30, 2012.

i.	Grants from Bio-Jerusalem

The Subsidiary is committed to pay royalties to the Bio-Jerusalem fund on proceeds from future sales at a rate of 4% and up to 100% of the amount of the grant received by the Company (Israeli CPI linked) at the total amount of $65,053.  As of November 30, 2012, the Subsidiary had not yet realized any revenues and did not incur any royalty liability.

In the three months period ended November 30, 2012, the Company received $12,320 from the Bio-Jerusalem fund.

j.	Grants from the Office of the Chief Scientist ("OCS")

Under the terms of the Company's funding from the Israeli Government, royalties of 3%-3.5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Company (dollar linked) with the addition of annual interest at a rate based on LIBOR.

At the time the grants were received, successful development of the related projects was not assured. In case of failure of a project that was partly financed as above, the Company is not obligated to pay any such royalties.

On November 30, 2012, the Subsidiary had not yet realized any revenues from the said project and did not incur any royalty liability. The total amount that was actually received through November 30, 2012 was $1,332,374.

For the three months period ended November 30, 2012, the research and development expenses are presented net of OCS and Bio-Jerusalem fund Grants, in the total amount of $22,378.

NOTE 9 - COMMITMENTS:

a.
Under the terms of the First Agreement with Hadasit (note 1a above), the Company retained Hadasit to provide consulting and clinical trial services. As remuneration for the services provided under the agreement, Hadasit is entitled to $200,000. The primary researcher for Hadasit is Dr. Miriam Kidron, a director and officer of the Company. The funds paid to Hadasit under the agreement are deposited by Hadasit into a research fund managed by Dr. Kidron. Pursuant to the general policy of Hadasit with respect to its research funds, Dr. Kidron receives from Hadasit a management fee in the rate of 10% of all the funds deposited into this research fund. The total amount paid to Dr. Kidron out of this fund was $10,214.

On January 7, 2009, the Company entered into a second agreement with Hadasit (the "Second Agreement") which confirms that Hadasit has conveyed, transferred and assigned all of its ownership rights in the patents acquired under the First Agreement to the Company, and certain other patents filed by the Company after the First Agreement as a result of the collaboration between the Company and Hadasit.

On July 8, 2009, the Company entered into a third agreement with Hadasit, Prof. Itamar Raz and Dr. Miriam Kidron ("the Third Agreement"), to retain consulting and clinical trial services from Hadasit. According to the Third Agreement, Hadasit was entitled to total consideration of $400,000 to be paid by Oramed. $200,000 of this amount was agreed in the terms of the First Agreement, and the remaining of $200,000 was paid in accordance with the actual progress of the study. The total amount was paid through May 31, 2011.

On September 11, 2011, the Company entered into a fourth agreement with Hadasit, Dr. Miriam Kidron and Dr. Daniel Schurr (the "Fourth Agreement"), to retain consulting and clinical trial services. According to the Fourth Agreement, Hadasit will be entitled to consideration of $200,000 to be paid by the Company in accordance with the actual progress of the study. None of which was recognized or paid through August 31, 2012.

b.	The Subsidiary has entered into operating lease agreements for vehicles used by its employees for a period of 3 years.

The lease expenses for the years ended August 31, 2012 and 2011 were $29,543 and $37,144, respectively. The future lease payments under the lease agreement are $21,201, $8,237 and $686 for the years ending August 31, 2013, 2014 and 2015, respectively.

As security for its obligation under the lease agreements the Subsidiary deposited $7,840, which are classified as long term deposits.

c.
On March 18, 2012, the Subsidiary entered into a lease agreement for its office facilities in Israel. The lease agreement is for a period of 57 months commencing January 1, 2012. The monthly lease payment will be NIS 3,400 in 2012, NIS 4,225 in 2013 and NIS 5,610 from 2014 onwards, and will be linked to the increase in the Israeli consumer price index (as of August 31, 2012, the monthly payment in the Company's functional currency is $844, the future annual lease payments under the agreement will be $11,768 in 2013, $15,338 in 2013 and $16,713 from 2014 onwards).

As security for its obligation under this lease agreement the Company provided a bank guarantee in an amount equal to three monthly lease payments.

d.
On April 21, 2009, the Subsidiary entered into a consulting service agreement withADRES Advanced Regulatory Services Ltd. ("ADRES") (the "Original Agreement") pursuant to which ADRES will provide consulting services relating to quality assurance and regulatory processes and procedures in order to assist the Subsidiary in submission of a U.S. Investigational New Drug ("IND") according to the U.S. Food and Drug Administration (the "FDA") regulations. In consideration for the services provided under the agreement, ADRES will be entitled to total cash compensation of $211,000, of which the amount of $110,000 will be paid as a monthly fixed fee of $10,000 each month for 11 months commencing May 2009, and the remaining $101,000 will be paid based on achievement of certain milestones. $160,000 of the total amount was paid through November 30, 2011, $50,000 of which was paid for completing the first three milestones.

On February 26, 2012, the parties entered into an amendment agreement, according to which the Subsidiary paid the remaining $51,000 of the Original Agreement upon execution of the amendment agreement. In addition, beginning March 1, 2012 and until submission of the IND, the Subsidiary will pay ADRES a monthly fee of approximately $3,600. The Company recognized the $51,000 as an expense during 2012.

e.
On February 10, 2010, the Subsidiary entered into an agreement with Vetgenerics Research G. Ziv Ltd, a clinical research organization, to conduct a toxicology trial on its oral insulin capsules. The total cost estimated for the studies is €107,100 ($154,320) of which €89,923 ($129,570) was paid through August 31, 2012. The Company did not recognized any expense during 2012 with respect to said agreement.

f.
On February 15, 2011, the Subsidiary entered into a consulting agreement with a third party (the "Consultant") for a period of five years, pursuant to which the Consultant will provide consultation on scientific and clinical matters. The Consultant is entitled to a fixed monthly fee of $8,000, royalties of 8% of the net royalties actually received by the Subsidiary in respect of the patent that was sold to Entera on February 22, 2011 and an option to purchase up to 20,834 shares of common stock of the Company at an exercise price of $6.00 per share. The option vests in five annual installments commencing February 16, 2012 and expires on February 16, 2021. The initial fair value of the option on the date of grant was $62,185, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 78.65%; risk-free interest rates of 3.62%; and the remaining expected term of 10 years. The fair value of the option as of August 31, 2012 was $54,345, using the following assumptions: dividend yield of 0% and expected term of 8.5 years; expected volatility of 75.41%; and risk-free interest rate of 1.29%.  The fair value of the option granted is remeasured at each balance sheet reporting date and is recognized over the related service period using the straight-line method.

g.
On June 22, 2011, the Subsidiary issued a purchase order to SAFC Pharma for producing one of its oral capsule ingredients in the amount of $600,000. During the year ended August 31, 2012, only a quantity valued at approximately $444,000 was supplied to the Subsidiary, of which $170,000 was paid through August 31, 2012, and the remaining is presented under accounts payable and accrued expenses.

h.
On December 12, 2011, the Subsidiary entered into a Supply Agreement with Swiss Caps AG ("Swiss Caps"), according to which, Swiss Caps will manufacture insulin capsules for total consideration of CHF 395,000 (approximately $411,000) of which CHF 340,000 (approximately $375,000) was paid and recognized through August 31, 2012.

i.
On February 15, 2012, the Company entered into an advisory agreement with a third party for a period of one year, pursuant to which such third party will provide investors relations services and will be entitled to a share based compensation as follows: 25,000 shares of common stock of the Company will be issued in six installments over the engagement period, commencing February 15, 2012, and a warrant to purchase 62,500 shares of common stock of the Company at an exercise price of $6.00 per share. The warrant vests in 12 monthly installments commencing February 15, 2012 and expires on February 15, 2017. The initial fair value of the option on the date of grant was $121,304, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 76.82%; risk-free interest rates of 0.81%; and the remaining expected term of 5 years.

On July 3, 2012, the Company and the third party entered into an amendment to the agreement, according to which the original agreement will be extended until July 3, 2013 (unless terminated earlier by one of the parties), and a new payment schedule was determined for the remainder of the share based compensation until July 3, 2013. The Company records expenses in respect of this warrant during the term of the services.

The fair value of the option as of August 31, 2012, was $115,698, using the  following assumptions: dividend yield of 0% and expected term of 4.5 years; expected volatility of 75.41%; and risk-free interest rate of 0.52%. The fair value of the option granted is remeasured at each balance sheet reporting date and is recognized over the related service period using the straight-line method.

j.	Grants from Bio-Jerusalem

The Subsidiary is committed to pay royalties to the Bio-Jerusalem fund on proceeds from future sales at a rate of 4% and up to 100% of the amount of the grant received by the Company (Israeli CPI linked) at the total amount of $52,733.  As of August 31, 2012, the Subsidiary had not yet realized any revenues and did not incur any royalty liability.

During the year ended August 31, 2012 no grants were received from Bio-Jerusalem . For the period from inception on April 12, 2002   through August 31, 2012, the research and development expenses are presented net of Bio-Jerusalem grants, in the total amount of $52,733.

k.	Grants from the Chief Scientist Office ("OCS")

Under the terms of the Company's funding from the Israeli Government, royalties of 3%-3.5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Company (dollar linked) with the addition of annual interest at a rate based on LIBOR.

At the time the grants were received, successful development of the related projects was not assured. In case of failure of a project that was partly financed as above, the Company is not obligated to pay any such royalties.

On August 31, 2012, the Subsidiary had not yet realized any revenues from the said project and did not incur any royalty liability. The total amount that was actually received through August 31, 2012 was $1,332,374.

For the years ended August 31, 2012, and 2011, and for the period from inception on April 12, 2002 through August 31, 2012, the research and development expenses are presented net of OCS Grants, in the total amount of $372,959, $296,995 and $1,415,557, respectively.

STOCK HOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
STOCK HOLDERS' EQUITY [Abstract]
STOCK HOLDERS' EQUITY
NOTE 4 - STOCK HOLDERS' EQUITY:

a.
In September 2012, the Company issued 5,652 shares of its common stock and 2,826 common stock purchase warrant to an investor, with whom the Company entered into Securities Purchase Agreement in August 2012.

b.
Between  September and November 2012, the Company entered into Securities Purchase Agreements with a number of investors for the sale of 329,832 units at a purchase price of $4.44 per unit for total consideration of $1,464,425. Each unit consisted of one share of the Company's common stock and one common stock purchase warrant. Each warrant entitles the holder to purchase 0.50 a share of common stock exercisable for five years at an exercise price of $6.00 per share. The investors were granted customary registration rights with respect to resales of shares, including the shares underlying the warrants.  In addition, one of the investors who was previously considered as a leading investor (the "Leading Investor") , who purchased 405,405 of the units, was granted the right to maintain its percentage of the shares of the Company's common stock outstanding by purchasing more shares whenever the Company proposes to issue certain additional shares to other investors.  Such right only exists so long as such investor holds at least 5% of the Company's outstanding common stock.  In addition, such investor's warrants contained anti-dilution protection (the "full ratchet anti-dilution protection") and cashless exercise provisions not contained in the other investors' warrants.  The other terms of the Leading Investor's Securities Purchase Agreement were substantially the same as those granted to him in 2011 for his first investment. See also note 5.

As finder's fee, in connection with the securities purchase agreements, the Company paid   cash consideration of $5,385 and might be required to pay additional $7,500, as well as issued 1,127 shares of the Company's common stock and 564 common stock purchase warrant for another individual. The Company will also issue 12,745 shares of the Company's common stock and 6,373 common stock purchase warrant to a director as finder's fee with respect to the Securities Purchase Agreements described above and to Securities Purchase Agreements to which the Company had entered into in August 2012.

c.
On October 30, 2012, the Company entered into a Securities Purchase Agreement with D.N.A, according to which, the Company issued on that day to D.N.A 199,172 shares of its common stock, in consideration for the option to purchase up to 21,637,611 ordinary shares of D.N.A, valued at approximately $628,630 at the day of the transaction. D.N.A has filed an application for the approval of the TASE to list the ordinary shares of D.N.A issuable upon exercise of the D.N.A Option.  Mr. Zeev Bronfeld, a controlling shareholder of D.N.A, beneficially owned 7.1% of the Company's outstanding common stock prior to the transaction. As a result of the -holding of Mr. Bronfeld, the Israeli Securities Authority ("ISA") informed D.N.A that in its opinion the procedure of approving the transaction by D.N.A was not in accordance with the applicable law.  The Company, based on a legal opinion it has received from counsel, is in the opinion that the procedure was in order, based on precedents and their experience with similar cases.

Following the exercise of the D.N.A Option, the Company will hold approximately 14.5% of D.N.A's outstanding ordinary shares, which includes the 8,404,667 D.N.A shares that were issued to the Company in March 2011.

NOTE 10 - STOCK HOLDERS' EQUITY:

The Company's shares are traded on the Over-The-Counter Bulletin Board.

The following are capital stock transactions that took place during the years ended August 31, 2012 and 2011:

a.
Between  November 2010 and February 2011, the Company entered into Securities Purchase Agreements with a few accredited investors for the sale of 808,956 units at a purchase price of $3.84 per unit for total consideration of $3,106,000. Each unit consisted of one share of the Company's common stock and one common stock purchase warrant. Each warrant entitles the holder to purchase 0.35 a share of common stock exercisable for five years at an exercise price of $6.00 per share. For finder's fee with respect to these Securities Purchase Agreements, see note 11c..

As to the warrants purchased by the Leading Investor - see note 7.

b.
On March 31, 2011, the Company consummated a transaction with D.N.A for the sale of 65,104 shares of common stock and warrants to purchase up to 22,787 shares of common stock, for a total purchase price of $250,000 in cash.  The shares and warrants were sold in units at a price per unit of $3.84, each unit consisting of one share of common stock and a warrant to purchase 0.35 of a share of common stock. The warrants have an exercise price of $6.00 per share, and a term of five years commencing from the closing of the transaction. See also note 5.

c.
In April 2011, the Company entered into Securities Purchase Agreements with nine accredited investors for the sale of 93,701 units at a purchase price of $3.84 per unit for total consideration of $359,800.

d.	In May 2011, the Company issued 14,744 shares of its common stock, valued at $47,769, in the aggregate, to Swiss Caps as settlement of our liability for services rendered in the past.

e.
On August 15, 2011, the Company entered into a consulting agreement with a third party (the "Advisor") for a period of nine months, pursuant to which such Advisor provided investor relations services and received a monthly cash fee and shares of the Company's common stock in that were issued in three equal installments as follows: on  each of December 12, 2011, March 14, 2012 and May 15, 2012, the Company issued 6,917 shares of its common stock at fair value of $24,900, $26,560 and $24,900, respectively.

f.
On  each of March 14, 2012 and July 5, 2012, the Company issued 4,167 shares of its common stock to an advisor as remuneration for services provided. The fair value of the shares at the dates of grant was $15,500 and $16,000, respectively. See also note 9i.

g.
In August 2012, the Company entered into Securities Purchase Agreements with a number of investors for the sale of 801,942 units at a purchase price of $4.44 per unit for total consideration of $3,560,192. Each unit consisted of one share of the Company's common stock and one common stock purchase warrant. Each warrant entitles the holder to purchase 0.50 a share of common stock exercisable for five years at an exercise price of $6.00 per share.  The investors were granted customary registration rights with respect to resales of shares, including the shares underlying the warrants. In addition, in August 2012, the Company entered into a Securities Purchase Agreement with an investor for the sale of 5,652 units at same terms as describe above. As the payment from said investor was received during September 2012, following which, the Company issued him its shares of common stock, the proceeds from that investment, of $25,093 are presented as shares and warrants to be issued for cash.

As to the units purchased by the Leading Investor and the amendment to the 2011 Warrants, see note 7.

The Company paid cash consideration of $71,250 as finders' fees in connection with the securities purchase agreements.

h.	As to shares issued as part of stock based compensation plan see note 11.

i.	As to a Clinical Trial Manufacturing Agreement with Swiss Caps, see note 11a.

STOCK BASED COMPENSATION	12 Months Ended
Aug. 31, 2012
STOCK BASED COMPENSATION [Abstract]
STOCK BASED COMPENSATION
NOTE 11 - STOCK BASED COMPENSATION:

On October 15, 2006, the Company's Board of Directors adopted the 2006 Stock Option Plan (the "2006 Stock Option Plan") for reserving a pool of 250,000 shares of the Company's common stock which may be issued at the discretion of the Company's Board of Directors from time to time.

On May 5, 2008, the Company's Board of Directors adopted the 2008 Stock Option Plan (the "2008 Stock Option Plan") for reserving a pool of 666,667 shares of the Company's common stock which may be issued at the discretion of the Company's Board of Directors from time to time.

On August 8, 2012, the Company's Board of Directors decided to cancel the 2006 Stock Option Plan, under which there were no longer any outstanding securities, and to reserve an additional 333,334 shares of the Company's common stock to the 2008 Stock Option Plan, which reflected a net increase of 83,334 shares with respect to the total amount of shares in both plans.

Under the 2008 Stock Option Plan 1,000,000 shares have been reserved for the grant of options, which may be issued at the discretion of the Company's Board of Directors from time to time. Under this Plan, each option is exercisable into one share of common stock of the Company.

The options may be exercised after vesting and in accordance with vesting schedules which will be determined by the Board of Directors for each grant. The maximum term of the options is 10 years.

The fair value of each stock option grant is estimated at the date of grant using a Black Scholes option pricing model. The volatility is based on a historical volatility, by statistical analysis of the daily share price for past periods. The expected term is the length of time until the expected dates of exercising the options, based on estimated data regarding employees' exercise behavior.

The following are stock options and warrants transactions made during the years ended August 31, 2012 and 2011:

a.
On October 30, 2006, the Company entered into a Clinical Trial Manufacturing Agreement with Swiss Caps, pursuant to which Swiss Caps would manufacture and deliver the oral insulin capsule developed by the Company. In consideration for the services being provided to the Company by Swiss Caps, the Company agreed to pay certain predetermined amounts which are to be paid in common stock of the Company, the number of shares to be issued is based on the invoice received from Swiss Caps, and the stock market price 10 days after the invoice is issued. During the year ended on August 31, 2011, the Company issued 44,220 shares of its common stock to Swiss Caps as remuneration for the services provided in the amount of $167,569. No shares were issued to Swiss Caps during the year ended on August 31, 2012.

b.
On February 15, 2011, the Company granted options under the 2008 Stock Incentive Plan to purchase up to 20,834 shares of our common stock at an exercise price of $6.00 to a consultant. The options vest in five annual installments commencing February 16, 2012 and expire on February 16, 2021.  The initial fair value of the option on the date of grant, was $62,185, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 78.65%; risk-free interest rates of 3.42%; and the remaining contractual life of 10 years. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

c.
In March 2011, in connection with the securities purchase agreement, as described in note 10a, the Company issued 16,397 shares of the Company's common stock and warrants to purchase 5,906 shares of common stock to three individuals, as finders' fees. The fair value of the shares at the date of grant was $59,778, and the fair value of the warrants at that date was $12,630, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 78.54% - 78.68%; risk-free interest rates of 2.11% - 2.19%; and the remaining expected term of 5 years. The warrants have an exercise price of $6.00 per share

d.
In April 2011, the Company entered into Securities Purchase Agreements with nine accredited investors for the sale of 93,701 units at a purchase price of $3.84 per unit for total consideration of $359,800. Each unit consisted of one share of the Company's common stock and one common stock purchase warrant. Each warrant entitles the holder to purchase 0.35 a share of common stock exercisable for five years at an exercise price of $6.00 per share. The Company paid $21,588 and issued on July 2011, 5,622 warrants as finders' fees. The fair value of the warrants at that date was $11,050, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 79.28%; risk-free interest rates of 2.09%; and the remaining expected term of 5 years.

e.
On April 27, 2011, 3,584 options were granted to ExperiMind Ltd  as remuneration for services rendered at an exercise price of $6.00 per share (higher than the traded market price on the date of grant). The options vested immediately on the date of grant and will expire on April 26, 2016. The fair value of these options on the date of grant, was $10,000, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 79.24%; risk-free interest rates of 2.06%; and the remaining expected term of 5 years.

f.
In May 2011, the Company issued 16,667 shares of its common stock, valued at $60,000, in the aggregate, to New Castle Consulting, LLC as remuneration for services rendered in the six month period that commenced on May 4, 2011.

g.
On July 25, 2011, the Company issued warrants to purchase 2,667 shares of its common stock at an exercise price of $6.00 per share to The Trout Group, LLC as remuneration for services to be rendered during the 12 month period commencing May 13, 2011. The warrants vest in twelve equal annual installments commencing on October 13, 2011 and will expire on July 25, 2016. The fair value of these warrants on the date of grant, was $5,057, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 77.39%; risk-free interest rates of 1.55%; and the remaining expected term of 5 years. The fair value of the option as of August 31, 2012, was $4,548, using the  following assumptions: dividend yield of 0% and expected term of 4 years; expected volatility of 75.41%; and risk-free interest rate of 0.45%. The fair value of the option granted is remeasured at each balance sheet reporting date and is recognized over the related service period using the straight-line method.

h.
On August 8, 2012, an aggregate of 144,000 options was granted to Nadav Kidron, the Company's President, Chief Executive Officer and director, and Miriam Kidron, the Company's Chief Medical and Technology Officer and director, both related parties, at an exercise price of $4.08 per share (equivalent to the traded market price on the date of grant) 42,000 of the options vested immediately on the date of grant and the remainder will vest in seventeen equal monthly installments of 6,000 each. These options expire on August 7, 2022.  The fair value of these options on the date of grant was $373,565, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 76.03%; risk-free interest rates of 0.83%; and expected term of 5.5 years.

i.
On August 8, 2012, an aggregate of 43,334 options was granted to three Board of Directors members at an exercise price of $4.08 per share (equivalent to the traded market price on the date of grant). The options vest in two equal annual installments, commencing January 1, 2013, and expire on August 7, 2022. The fair value of these options on the date of grant was $114,694, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 76.03%; risk-free interest rates of 1.0375%; and expected term of 5.75 years.

j.
On August 8, 2012, 50,750 options were granted to an employee of the Subsidiary, at an exercise price of $4.08 per share (equivalent to the traded market price on the date of grant). The options vest in 29 equal monthly installments of 1,750, commencing August 31, 2012, and expire on August 7, 2022. The fair value of these options on the date of grant was $134,324, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 76.03%; risk-free interest rates of 1.0375%; and expected term of 5.75 years.

k.
On August 8, 2012, 6,250 options were granted to an employee of the Subsidiary, at an exercise price of $4.08 per share (equivalent to the traded market price on the date of grant). The options vest in three equal annual installments, commencing January 1, 2013, and expire on August 7, 2022. The fair value of these options on the date of grant was $16,780, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 76.03%; risk-free interest rates of 0.935%; and expected term of 6 years.

l.
On August 8, 2012, the Company's Board of Directors approved an extension of the term of the 280,114 warrants held by Dr. Miriam Kidron by approximately two years from such approval , expiring on August 6, 2014. The incremental fair value of the warrant extension was negligible.

m.	As to options granted to third parties, see note 9i.

The fair value of each option grant is estimated on the date of grant using the Black Scholes option-pricing model with the following assumptions:

	For options granted in
	the year ended August 31
	2012	2011
Expected option life (years)	5-6	5-10
Expected stock price volatility (%)	76.0	76.8-78.7
Risk free interest rate (%)	0.8-1.0	1.6-3.6
Expected dividend yield (%)	0.0	0.0

A summary of the status of the stock options granted to employees and directors as of August 31, 2012 and 2011, and changes during the years ended on those dates, is presented below:

	Year ended August 31,
	2012		2011
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
		$		$
Options outstanding at
beginning of year	834,117	3.84	834,117	3.84
Changes during the year:
Granted - at market price	244,334	4.08	-
Expired	(141,667)	5.4	-
Forfeited	(4,667)	5.64	-
Options outstanding at end
of year	932,116	3.72	834,117	3.84
Options exercisable at end
of year	717,088		743,785
Weighted average fair
value of options granted
during the year	$3.36		-

Costs incurred in respect of stock based compensation for employees and directors, for the years ended August 31, 2012 and 2011 were $200,866 and $502,593, respectively.

The following table presents summary information concerning the options granted to employees and directors outstanding as of August 31, 2012:

		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	outstanding	Life	price	intrinsic value
$		Years	$	$
0.012	280,114	1.93	0.012	1,072,274
4.08 to 6.48	652,002	7.95	5.28	-
	932,116	6.14	3.72	1,072,274

The following table presents summary information concerning the options granted to employees and directors exercisable as of August 31, 2012:

		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	exercisable	Life	price	intrinsic value
$		Years	$	$
0.012	280,114	1.93	0.012	1,072,274
4.08 to 6.48	436,974	7.08	5.76	-
	717,088	5.07	3.48	1,072,274

As of August 31, 2012, there were $574,758 of unrecognized compensation costs related to non-vested employees and directors, to be recorded over the next 28 months.

A summary of the status of the stock options granted to non-employees as of August 31, 2012, and changes during the years ended on this date, is presented below:

	Year ended August 31
	2012		2011
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
		$		$
Options outstanding at
beginning of year	82,356	7.2	67,767	7.56
Changes during the year:
Granted - at market price	-		-
Granted - at an exercise
price above market
price	62,500	6.00	27,089	6.00
Expired	-		(12,500)	(8.52)
Options outstanding at end
of year	144,456	6.72	82,356	7.20
Options exercisable at end
of year	88,689		50,521

The Company recorded stock compensation of $117,098 and $26,733 during the years ended August 31, 2012 and 2011, respectively, related to consulting services.

The following table presents summary information concerning the options granted to non-employees outstanding as of August 31, 2012:

		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	outstanding	Life	price	intrinsic value
$		Years	$	$
4.08 to 6.48	111,120	4.79	5.88	-
9.12	33,336	4.83	9.12	-
	144,456	4.80	6.72	-

The following table presents summary information concerning the options granted to non-employee exercisable as of August 31, 2012:

		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	exercisable	Life	price	intrinsic value
$		Years	$	$
4.08 to 6.48	58,131	4.15	5.88	-
9.12	30,558	5.25	9.12	-
	88,689	4.53	6.96	-

As of August 31, 2012 there were $124,948 of unrecognized compensation costs related to non-vested non-employees, to be recorded over the next 45 months.

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Aug. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES	NOTE 12 - ACCOUNTS PAYABLE AND ACCRUED EXPENSES:
	Year ended
	August 31,
	2012	2011

Service providers	$580,714	$339,052
Payroll and related expenses	16,459	36,486
	$597,173	$375,538

RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Aug. 31, 2012
RESEARCH AND DEVELOPMENT EXPENSES, NET [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET
NOTE 13 - RESEARCH AND DEVELOPMENT EXPENSES, NET:

			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31,		August 31,
	2012	2011	2012

Clinical trials	$1,298,310	$591,733	$5,163,353
Payroll and consulting fees	385,646	413,191	1,921,533
Costs for registration of patents	110,811	189,342	451,610
Compensation costs in respect of options granted to employees, directors and consultants	98,688	265,327	2,921,881
Other	160,350	49,444	547,608
Less - grants from the OCS and Bio Jerusalem Fund	(372,959)	(349,728)	(1,468,290)
	$1,680,845	$1,159,309	$9,532,694

GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Aug. 31, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 14 - GENERAL AND ADMINISTRATIVE EXPENSES

			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31		August 31,
	2012	2011	2012

Compensation costs in respect of options granted to employees, directors and consultants	$172,470	$263,999	$2,049,406
Professional services	221,218	344,277	1,899,744
Consulting fees	159,136	171,167	970,900
Travel costs	71,529	54,976	545,930
Write off of debt	-	-	275,000
Business development	284,899	151,886	815,945
Payroll and related expenses	144,101	174,229	753,208
Insurance	22,375	23,890	118,921
Other	127,436	91,536	732,493
	$1,203,164	$1,275,960	$8,161,547

TAXES ON INCOME	12 Months Ended
Aug. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 15 - TAXES ON INCOME:

Taxes on income included in the consolidated statements of operations represent current taxes due to taxable income of the Company and its Subsidiary.

a.	Corporate taxation in the U.S.

The applicable corporate tax rate for the Company is 35%.

As of August 31, 2012, the Company has an accumulated tax loss carryforward of approximately $4,896,605 (as of August 31, 2011, approximately $3,468,280). Under U.S. tax laws, carryforward tax losses expire 20 years after the year in which incurred. In the case of the Company the net loss carryforward will expire in the years 2025 through 2032.

b.	Corporate taxation in Israel:

The Subsidiary is taxed in accordance with Israeli tax laws. The regular corporate tax rate in Israel for 2012 is 25%.

On December 6, 2011, the "Tax Burden Distribution Law" Legislation Amendment (2011) was published in the Official Gazette. Under this law, the previously approved gradual decrease in the corporate tax rate was cancelled. The Corporate tax rate will increase to 25% beginning 2012.

As of August 31, 2012, the Subsidiary has an accumulated tax loss carryforward of approximately $5,905,361 (as of August 31, 2011, approximately $3,328,946).

Deferred income taxes:

	August 31
	2012	2011
In respect of:
Net operating loss carryforward	3,190,152	1,813,108
Less - Valuation allowance	(3,190,152)	(1,813,108)
Net deferred tax assets	-,-	-,-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a full valuation allowance.

c.	Loss before taxes on income and income taxes included in the income statements of operations:

			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31		August 31,
	2012	2011	2012
Loss before taxes on income:
U.S.	599,067	415,836	8,440,543
Outside U.S.	2,655,193	1,169,389	9,210,458
	$3,254,260	$1,585,225	$17,651,001
Taxes on income:
Current:
U.S.	(7,569)	(33,567)	62,001
Outside U.S.	97,787	9,587	202,755
	$90,218	$(23,980)	$264,756

d.	Reconciliation of the statutory tax benefit to effective tax expense

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in the United States, and the actual tax expense:

			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31		August 31,
	2012	2011	2012
Loss before income taxes as reported in
the consolidated statement of operations	$(3,254,260)	$(1,585,225)	$(17,651,001)
Statutory tax benefit	(1,138,991)	(554,829)	(6,177,851)
Increase (decrease) in income taxes
resulting from:
Change in the balance of the valuation
allowance for deferred tax losses	516,749	(58,357)	2,762,468
Disallowable deductions	120,156	481,122	2,244,091
Increase in taxes resulting from
different tax rates applicable to
Subsidiary	502,086	132,064	1,183,796
Uncertain tax position	90,218	(23,980)	228,272
Taxes on income for the reported year	$90,218	$(23,980)	$240,776

e.	Uncertainty in Income Taxes

ASC No.740 "Income Taxes" requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position. Changes in judgment as to recognition or measurement of tax positions can materially affect the estimate of the effective tax rate and consequently, affect the operating results of the Company. The Company recognizes interest and penalties related to its tax contingencies as income tax expense. As of August 31, 2012 and 2011, the Company recorded $15,539 and $34,105, respectively, of penalties related to tax contingencies.

The following table summarizes the activity of the Company unrecognized tax benefits:

	Year ended August 31
	2012	2011
Balance at Beginning of Year	$138,054	$162,034
Increase (decrease) in tax positions for the current year	90,218	(23,980)
Balance at End of Year	$228,272	$138,054

The Company does not expect unrecognized tax expenses to change significantly over the next 12 months.

The Company and the Subsidiary are subject to Israeli income tax examinations and to U.S. Federal income tax examinations for the tax years of 2008 through 2012. As of August 31, 2012, the Group did not record any change to its unrecognized tax benefits.

RELATED PARTIES - TRANSACTIONS	12 Months Ended
Aug. 31, 2012
RELATED PARTIES - TRANSACTIONS [Abstract]
RELATED PARTIES - TRANSACTIONS
NOTE 16 - RELATED PARTIES - TRANSACTIONS:

a.	During each of the fiscal years of 2012 and 2011 the Company paid to directors $30,000, for managerial services.

b.	As to the agreements with Hadasit, see note 9a.

c.
On July 1, 2008, the Subsidiary entered into a consulting agreement with KNRY Ltd. ("KNRY"), an Israeli company owned by Nadav Kidron, whereby Mr. Nadav Kidron, through KNRY, will provide services as President and Chief Executive Officer of both Oramed and the Subsidiary (the "Nadav Kidron Consulting Agreement"). Additionally, on July 1, 2008, the Subsidiary entered into a consulting agreement with KNRY whereby Dr. Miriam Kidron, through KNRY, will provide services as Chief Medical and Technology Officer of both Oramed and the Subsidiary (the "Miriam Kidron Consulting Agreement" and together with the Nadav Kidron Consulting Agreement, the "Consulting Agreements"). The Consulting Agreements replaced the employment agreements entered into between the Company and KNRY, dated as of August 1, 2007, pursuant to which Nadav Kidron and Miriam Kidron, respectively, provided services to the Company and the Subsidiary. The Consulting Agreements are both terminable by either party upon 60 days prior written notice. The Consulting Agreements provide that KNRY (i) will be paid, under each of the Consulting Agreements, in NIS a gross amount of NIS50,400 per month (as of August 31, 2012 the monthly payment in the Company's functional currency is $12,512) and (ii) will be reimbursed for reasonable expenses incurred in connection with performance of the Consulting Agreements.

d.	As to options granted to related parties, see note 11h.

e.
According to the JV Agreement (note 5), Entera rented office space and services from the Subsidiary for a period of up to 24 months commencing August 19, 2010, for a non-refundable, up-front fee in the amount of $36,000. The rent period ended on March 31, 2011, when the JV Agreement was terminated.

f.
According to the JV agreement (note 5), the subsidiary of the Company provided accounting services to Entera at a monthly fee in the amount of NIS 3,500 ($869). These services were ceased on March 31, 2011, when the JV agreement was terminated.

g.	Balances with related parties:

	August 31
	2012	2011
Accounts Receivables - KNRY	$404	-
Accounts payable and accrued expenses - KNRY	-	$18,502

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 6 - SUBSEQUENT EVENTS:

a.
On December 20, 2012, 20,000 options were granted to a director at an exercise price of $6.00 per share (higher than the traded market price on the date of grant). The options vest in two equal annual installments, commencing January 1, 2013, and expire on December 19, 2022. The fair value of these options on the date of grant was $41,402, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 64.35%; risk-free interest rates of 1.01%; and expected term of 5.75 years.

b.
On December 20, 4,667 options were granted to an employee of the Subsidiary, at an exercise price of $6.00 per share (higher than the traded market price on the date of grant). The options vest in two annual installments of 2,334 and 2,333, commencing June 1, 2013, and expire on December 19, 2022. The fair value of these options on the date of grant was $9,660, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 64.35%; risk-free interest rates of 1.01%; and expected term of 5.75 years.

c.
On January 10, 2013, the Company's board of directors have approved a reverse stock split at a ratio of one-for-twelve, effective January 22, 2013, which decreased the number of common shares issued and outstanding as of November 30, 2012, from approximately 86.5 million shares to approximately 7.2 million shares and the number of authorized common shares from approximately 200 million shares to approximately 16.7 million shares. All share and per share amounts included in the consolidated financial statements have been adjusted retroactively to reflect the effects of the reverse stock split.

NOTE 17 - SUBSEQUENT EVENTS:

a.	In September 2012, the Company issued 5,652 shares of its common stock and 2,826 common stock purchase warrant to an investor. See also note 10g.

b.
Between  September and November 2012,  the Company entered into Securities Purchase Agreements with a number of investors for the sale of 329,832 units at a purchase price of $4.44 per unit for total consideration of $1,464,425. Each unit consisted of one share of the Company's common stock and one common stock purchase warrant. Each warrant entitles the holder to purchase 0.50 a share of common stock exercisable for five years at an exercise price of $6.00 per share. The investors were granted customary registration rights with respect to resales of shares, including the shares underlying the warrants.  In addition, the Leading Investor, who purchased 405,405 of the units, was granted the right to maintain its percentage of the shares of the Company's common stock outstanding by purchasing more shares whenever the Company proposes to issue certain additional shares to other investors.  Such right only exists so long as such investor holds at least 5% of the Company's outstanding common stock.  In addition, such investor's warrants contain full ratchet anti-dilution protection and cashless exercise provisions not contained in the other investors' warrants.  The terms of the Leading Investor's Securities Purchase Agreement are substantially the same as those from 2011.  See note 10a above.

As finder's fee, in connection with the securities purchase agreements, the Company paid   cash consideration of $5,385 and might be required to pay additional $7,500, as well as issued 1,127 shares of the Company's common stock 564 common stock purchase warrant for other individual. The Company will also issue 12,745 shares of the Company's common stock and 6,373 common stock purchase warrant to a director as finder's fee with respect to the Securities Purchase Agreements described above and in note 10g.

c.
On September 27, 2012, the Subsidiary entered into a Master Services Agreement with Medpace, Inc. ("Medpace"), to retain it as a CRO, for its upcoming Phase 2 clinical trial for an oral insulin capsule, that is expected to start in the first calendar quarter of 2013 in the United States. As consideration for its services, the subsidiary will pay Medpace a total amount of approximately $3,500,000 that will be paid during the term of the engagement and based on achievement of certain milestones.

d.
On October 30, 2012, the Company entered into a Securities Purchase Agreement with D.N.A, according to which, the Company issued on that day to D.N.A 199,172 shares of its common stock, valued at approximately $628,630 at the day of the transaction, in consideration for the option to purchase up to 21,637,611 ordinary shares of D.N.A with no additional cost. Following the exercise of the option by the Company, it will hold approximately 14.5% of D.N.A shareholders equity, including D.N.A shares that were received in March 2011, see note 5.

In addition, as a result of this agreement with D.N.A, and pursuant to the adjustment terms of the 2011 Warrants held by the Leading Investor, as described in note 10a and 10g,  the Company further amended the 2011 Warrants by: (i) reducing the exercise price from $0.37 to $0.3138 and (ii) increasing the number of shares issuable upon the exercise of the 2011 Warrants from 2,956,081 to 3,485,500.

e.
On November 29, 2012, the Company and the Leading Investor entered into a letter agreement (the "Agreement") in connection with three warrants issued by the Company to the Leading Investor in January 2011, August 2012 and November 2012 (together, the "Three Warrants"). Pursuant to the Agreement, the Company and the Leading Investor agreed to amend the Three Warrants to provide that the anti-dilution protection of each of the Three Warrants shall be removed in its entirety. In addition, as to the Warrants issued in August and November 2012, the parties agreed that the exercise price shall be reduced to $3.7656. On that day, the Company also issued to the Leading Investor a Common Stock Purchase Warrant (the "New Warrant") pursuant to which, the Leading Investor shall have the right to purchase up to 137,311 shares of the common stock of the Company over a period of four years at an exercise price of $7.2 per share.

In addition to the New Warrant, Nadav Kidron, the Company's President, Chief Executive Officer and director, in his personal capacity as a shareholder of the Company, undertook and agreed that following the execution and delivery of the Agreement, in the event that an adjustment pursuant to the anti-dilution protection of any of the Three Warrants (had it not been amended by the Agreement thereof) would have been triggered and the number of shares of common stock of the Company that the Leading Investor would have been able to purchase under the Three Warrants would have increased by an aggregate number in excess of 137,311 shares, then the Leading Investor shall have the right to purchase from Mr. Kidron such number of shares of common stock of the Company owned by Mr. Kidron equal to such excess, up to a maximum of 112,690 shares of common stock of the Company at an exercise price of $3.7656. The foregoing right shall survive until the termination of such Three Warrants.

f.
On January 10, 2013, the Company's board of directors have approved a reverse stock split at a ratio of one-for-twelve, effective January 22, 2013, which decreased the number of common shares issued and outstanding as of August 31, 2012, from approximately 80.1 million shares to approximately 6.7 million shares and  the number  of authorized common shares from approximately 200 million shares to approximately 16.7 million shares. All share and per share amounts included in the consolidated financial statements have been adjusted retroactively to reflect the effects of the reverse stock split.

SIGNIFICANT ACCOUNTING POLICIES (Policy)	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
General
General:

Oramed Pharmaceuticals Inc. (the "Company") was incorporated on April 12, 2002, under the laws of the State of Nevada. From incorporation until March 3, 2006, the Company was an exploration stage company engaged in the acquisition and exploration of mineral properties. On February 17, 2006, the Company entered into an agreement with Hadasit Medical Services and Development Ltd ("Hadasit") (the "First Agreement") to acquire the provisional patent related to orally ingestible insulin capsule to be used for the treatment of individuals with diabetes, see also note 2a.
On March 11, 2011, the Company was reincorporated from the State of Nevada to the State of Delaware.
The Company has been in the development stage since its formation and has not yet generated any revenues from its operations.
On May 14, 2007, the Company incorporated a wholly-owned subsidiary in Israel, Oramed Ltd., which is engaged in research and development. Unless the context indicates otherwise, the term "Group" refers to Oramed Pharmaceuticals Inc. and its Israeli subsidiary, Oramed Ltd. (the "Subsidiary"), (together with the Company, "the Group").
The Group is engaged in research and development in the biotechnology field and is considered a development stage company in accordance with the ASC Topic 915 "Development Stage Entities".

Successful completion of the Company's development programs and its transition to normal operations is dependent upon obtaining necessary regulatory approvals from the FDA prior to selling its products within the United States, and foreign regulatory approvals must be obtained to sell its products internationally. There can be no assurance that the Company will receive regulatory approval of any of its product candidates, and a substantial amount of time may pass before the Company achieves a level of revenues adequate to support its operations, if at all. The Company also expects to incur substantial expenditures in connection with the regulatory approval process for each of its product candidates during their respective developmental periods. Obtaining marketing approval will be directly dependent on the Company's ability to implement the necessary regulatory steps required to obtain marketing approval in the United States and in other countries. The Company cannot predict the outcome of these activities.
Based on its current cash resources and commitments, and cash received in private offerings in the year ended August 31, 2012 and the three month period ended November 30, 2012 (see note 4b), the Company believes it will be able to maintain its current planned development activities and the corresponding level of expenditures for at least the next 12 months, although no assurance can be given that it will not need additional funds prior to such time. If there are unexpected increases in general and administrative expenses or research and development expenses, the Company may need to seek additional financing during the next 12 months.

a.	General

Oramed Pharmaceuticals Inc. (the "Company") was incorporated on April 12, 2002, under the laws of the State of Nevada. From incorporation until March 3, 2006, the Company was an exploration stage company engaged in the acquisition and exploration of mineral properties. On February 17, 2006, the Company entered into an agreement with Hadasit Medical Services and Development Ltd ("Hadasit") (the "First Agreement") to acquire the provisional patent related to orally ingestible insulin pill to be used for the treatment of individuals with diabetes, see also note 9a.

On March 11, 2011, the Company was reincorporated from the State of Nevada to the State of Delaware.

The Company has been in the development stage since its formation and has not yet generated any revenues from its operations.

On May 14, 2007, the Company incorporated a wholly-owned subsidiary in Israel, Oramed Ltd., which is engaged in research and development. Unless the context indicates otherwise, the term "Group" refers to Oramed Pharmaceuticals Inc. and its Israeli subsidiary, Oramed Ltd. (the "Subsidiary"), (together with the Company, "the Group").

The Group is engaged in research and development in the biotechnology field and is considered a development stage company in accordance with the ASC Topic 915 "Development Stage Entities".

Successful completion of the Company's development programs and its transition to normal operations is dependent upon obtaining necessary regulatory approvals from the FDA prior to selling its products within the United States, and foreign regulatory approvals must be obtained to sell its products internationally. There can be no assurance that the Company will receive regulatory approval of any of its product candidates, and a substantial amount of time may pass before the Company achieves a level of revenues adequate to support its operations, if at all. The Company also expects to incur substantial expenditures in connection with the regulatory approval process for each of its product candidates during their respective developmental periods. Obtaining marketing approval will be directly dependent on the Company's ability to implement the necessary regulatory steps required to obtain marketing approval in the United States and in other countries. The Company cannot predict the outcome of these activities.

Based on its current cash resources and commitments, and cash received in private offerings in 2012 (see notes 10g and 17b), the Company believes it will be able to maintain its current planned development activities and the corresponding level of expenditures for at least the next 12 months, although no assurance can be given that it will not need additional funds prior to such time. If there are unexpected increases in general and administrative expenses or research and development expenses, the Company may need to seek additional financing during the next 12 months.

Accounting principles
b.	Accounting principles
The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP").

Use of estimates in the preparation of financial statements
c.	Use of estimates in the preparation of financial statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the financial statements date and the reported expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to stock based compensation, valuation and impairment of marketable securities and valuation of tax exposure.

Functional currency
d.	Functional currency

The currency of the primary economic environment in which the operations of the Group are conducted is the U.S. dollar ("$" or "dollar").

Most of the group's operating expenses are incurred in dollars. Thus, the functional currency of the Group is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in foreign currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For foreign transactions and other items reflected in the statements of operations, the following exchange rates are used: (1) for transactions - exchange rates at transaction dates or average rates and (2) for other items (derived from non-monetary balance sheet items such as depreciation) - historical exchange rates. The resulting transaction gains or losses are carried to financial income or expenses, as appropriate.

Principles of consolidation
Condensed Consolidated Financial Statements Preparation
The condensed consolidated financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and on the same basis as the audited consolidated financial statements included in the Company's Annual Report on Form 10-K for the fiscal year ended August 31, 2012 (the "2012 Form 10-K"). These condensed consolidated financial statements are not audited but in the opinion of management reflect all adjustments that are of a normal recurring nature and that are considered necessary for a fair presentation of the results of the periods presented. Certain information and disclosures normally included in annual consolidated financial statements have been omitted in this interim period report pursuant to the rules and regulations of the SEC. Because the condensed consolidated interim financial statements do not include all of the information and disclosures required by U.S. GAAP for annual financial statements, they should be read in conjunction with the audited consolidated financial statements and notes included in the 2012 Form 10-K for the year ended August 31, 2012. The results for interim periods are not necessarily indicative of a full fiscal year's results.

e.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its Subsidiary. All inter-company transactions and balances have been eliminated in consolidation.

Property and equipment
f.	Property and equipment

Property and equipment are recorded at cost and depreciated by the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%
Computers and peripheral equipment	33
Office furniture and equipment	15-33

Leasehold improvements are amortized over the term of the lease which is shorter than the estimated useful life of the improvements.

Income taxes
g.	Income taxes

1.	Deferred taxes

Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred tax balances are computed using the tax rates expected to be in effect when those differences reverse. A valuation allowance in respect of deferred tax assets is provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company has provided a full valuation allowance with respect to its deferred tax assets.

Regarding the Subsidiary, the recognition is prohibited for deferred tax liabilities or assets that arise from differences between the financial reporting and tax bases of assets and liabilities that are measured from the local currency into dollars using historical exchange rates, and that result from changes in exchange rates or indexing for tax purposes. Consequently, the abovementioned differences were not reflected in the computation of deferred tax assets and liabilities.

Taxes that would apply in the event of disposal of investments in the subsidiary have not been taken into account in computing deferred taxes, as it is the Company's intention to hold this investment, not to realize it.

2.	Uncertainty in income tax

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date. The Company's policy is to include interest and penalties related to unrecognized tax benefits within income tax expenses.

Research and development
h.	Research and development, net

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, employee benefits, costs of registered patents materials, supplies, the cost of services provided by outside contractors, including services related to the Company's clinical trials, clinical trial expenses and the full cost of manufacturing drug for use in research and preclinical development. All costs associated with research and development are expensed as incurred.

Clinical trial costs are a significant component of research and development expenses and include costs associated with third-party contractors. The Company out sources a substantial portion of its clinical trial activities, utilizing external entities such as Contract Research Organizations, independent clinical investigators, and other third-party service providers to assist the Company with the execution of its clinical studies. For each clinical trial that the Company conducts, clinical trial costs are expensed immediately.

Grants received from the OCS and Bio-Jerusalem are recognized as grant income when the grants become receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance the grant will be received. The grants are deducted from the related research and development expenses as the costs are incurred and are presented in R&D expenses, net. See also notes 9j and 9k.

Cash equivalents
i.	Cash equivalents

The Company considers all short term, highly liquid investments, which include short-term deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash, to be cash equivalents.

Comprehensive loss
j.	Comprehensive loss
The Company has no other comprehensive loss components other than net loss for the fiscal years of 2012 and 2011.

Loss per common share
k.	Loss per common share
Basic and diluted net loss per common share are computed by dividing the net loss for the period by the weighted average number of shares of common stock outstanding and shares relating to receipts on account of shares in equity during the period. Outstanding stock options and warrants have been excluded from the calculation of the diluted loss per share because all such securities are anti-dilutive for all periods presented. The total number of common stock options and warrants excluded from the calculation of diluted net loss was 1,892,171 for the year ended August 31, 2012 (1,266,700 for the year ended August 31, 2011).

Impairment in value of long-lived assets
l.	Impairment in value of long-lived assets

The Company reviews long-lived assets, to be held and used, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In the event the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets are written down to their estimated fair values.

Stock based compensation
m.	Stock based compensation

Equity awards granted to employees are accounted for using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period, net of estimated forfeitures. The Company estimated forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation cost for an award with only service conditions that has a graded vesting schedule using the accelerated method based on the multiple-option award approach. When stock options are granted as consideration for services provided by consultants and other non-employees, the transaction is accounted for based on the fair value of the consideration received or the fair value of the stock options issued, whichever is more reliably measurable. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

Warrants issued as part of capital raisings that are classified as a liability
n.	Warrants issued as part of capital raisings that are classified as a liability

Warrants that entitle the holder to down-round protection (through ratchet and anti-dilution provisions) are classified as liabilities in the statement of financial position.

The liability is measured both initially and in subsequent periods in fair value, with changes in fair value charged to finance expenses, net. See note 7.

Fair value measurement
o.	Fair value measurement:

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

As of August 31, 2012 the assets or liabilities measured at fair value comprise of:

- available for sale securities (level 1).
- warrants (level 3).

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent.

In order to secure the fulfillment of the Company's obligations under the derivatives agreements, the Company has placed a restricted deposit with the bank in an amount of $16,000.

Available-for-sale securities are reported at fair value with unrealized gains and losses, net of related tax, recorded as a separate component of other comprehensive income in equity until realized. Unrealized losses that are considered to be other-than-temporary are charged to statement of operations as an impairment charge and are included in the consolidated statement of operations under impairment of available-for-sale securities.

The Company considers available evidence in evaluating potential impairments of its investments, including the duration and extent to which fair value is less than cost, and the Company's ability and intent to hold the investment. Realized gains and losses on sales of the securities are included in the consolidated statement of operations as financial income or expenses.

Concentration of credit risks
p.	Concentration of credit risks

Financial instruments that subject the Company to credit risk consist primarily of cash and cash equivalents, deposit and short term investments which are deposited in major financial institutions. The Company is of the opinion that the credit risk in respect of these balances is remote.

Newly issued and recently adopted accounting pronouncements
Newly issued and recently adopted Accounting Pronouncements

In June 2011, the FASB issued an update to ASC No. 220, "Presentation of Comprehensive Income," which eliminates the option to present other comprehensive income and its components in the statement of shareholders' equity. The Company can elect to present the items of net income and other comprehensive income in a single continuous statement of comprehensive income or in two separate, but consecutive, statements. Under either method the statement would need to be presented with equal prominence as the other primary financial statements. The amended guidance, which must be applied retroactively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with earlier adoption permitted. In December 2011, the FASB issued another update on the topic, which deferred the effective date pertaining only to the presentation of reclassification adjustments on the face of the financial statements. The Company adopted the pronouncement in the first quarter of fiscal year 2013.

q.	Newly issued and recently adopted accounting pronouncements:

1.
In May 2011, the Financial Accounting Standard Board ("FASB") issued an accounting update that amends ASC No. 820, "Fair Value Measurement" regarding fair value measurements and disclosure requirements. The amendments are effective during interim and annual periods beginning after December 15, 2011 and are to be applied prospectively. The Company adopted the accounting update beginning in the third quarter of fiscal year 2012. As applicable to the Company, the adoption of the new guidance did not have any material impact on the consolidated financial statements.

2.
In June 2011, the FASB issued an update to ASC No. 220, "Presentation of Comprehensive Income," which eliminates the option to present other comprehensive income and its components in the statement of shareholders' equity. The Company can elect to present the items of net income and other comprehensive income in a single continuous statement of comprehensive income or in two separate, but consecutive, statements. Under either method the statement would need to be presented with equal prominence as the other primary financial statements. The amended guidance, which must be applied retroactively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with earlier adoption permitted. In December 2011, the FASB issued another update on the topic, which deferred the effective date pertaining only to the presentation of reclassification adjustments on the face of the financial statements. The accounting update will be applicable to the Company beginning in the first quarter of fiscal year 2013. The adoption of the new guidance is not expected to have a material impact on the consolidated financial statements.

Reclassifications
Reclassifications
Certain figures in respect of prior years have been reclassified to conform to the current year presentation.
r.	Reclassifications
Certain figures in respect of prior years have been reclassified to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates
%
Computers and peripheral equipment	33
Office furniture and equipment	15-33

SHORT TERM INVESTMENTS (Tables)	12 Months Ended
Aug. 31, 2012
SHORT TERM INVESTMENTS [Abstract]
Schedule of Short Term Investments
	August 31
	2012		2011
	Annual interest rate	Amount	Annual interest rate	Amount
Dollars deposits	0.85%	$260,371	0.7-0.86%	$1,801,400
NIS deposits	1.93-1.97%	194,010		-
		$454,381		$1,801,400

MARKETABLE SECURITIES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
MARKETABLE SECURITIES [Abstract]
Schedule of Marketable Securities Carried at Fair Value
	Level 1	Level 3	Total
Marketable securities:
November 30, 2012	$317,657	$747,151	$1,064,808
August 31, 2012	$200,311	-	$200,311

	Level 1	Level 3	Total
Marketable securities:
August 31, 2012	$200,311	-	$200,311
August 31, 2011	-	$384,565	$384,565

Schedule of Financial Assets Measured Using Unobservable Inputs
Three months ended
November, 30
2012
Unaudited
Carrying value at the beginning of the period	$-
Additions	628,630
Changes in fair value	118,521
Carrying value at the end of the period	$747,151

	August 31
	2012	2011
Carrying value at the beginning of the period	$384,565	$-
Additions - see note 5	-	581,977
Reclassification to level 1	(384,565)	-
Impairment of available-for-sale securities - financial expenses	-	(197,412)
Carrying value at the end of the period	$-	$384,565

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Aug. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	August 31
	2012	2011

Receivables from D.N.A (see note 5)	$-	$450,844
Tax Authorities	53,341	32,406
Other receivables	34,350	59,641
	$87,691	$542,891

AGREEMENT WITH D.N.A BIOMEDICAL SOLUTIONS LTD (Tables)	12 Months Ended
Aug. 31, 2012
AGREEMENTS WITH D.N.A. BIOMEDICAL SOLUTIONS LTD [Abstract]
Schedule of Gain on Sale of Investment

Fair value of D.N.A Shares	$581,977
Receivables from D.N.A	450,000
Re-classification of currency translation adjustments	7,930
$1,039,907
Less - net cost of the investment realized	(6,903)
$1,033,004

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Aug. 31, 2012
PROPERTY AND EQUIPMENT, Net [Abstract]
Schedule of Property and Equipment
	August 31
	2012	2011
Cost:
Leasehold improvements	$76,029	$76,029
Office furniture and equipment	19,941	19,941
Computers and peripheral equipment	29,642	27,513
	125,612	123,483
Less - accumulated depreciation and amortization	120,844	106,107
	$4,768	$17,376

WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
WARRANTS [Abstract]
Schedule of Warrants Carried at Fair Value
	Fair value measurements at reporting date using
	Level 3	Total
Warrants -
August 31, 2012	$637,182	$637,182

	Fair value measurements at reporting date using
	Level 3	Total
Warrants -
August 31, 2012	$637,182	$637,182

Schedule of Liabilities Measured at Fair Value Using Significant Unobservable Inputs
Three months ended November 30
2012
Carrying value at the beginning of the period	$637,182
Additional warrant liabilities granted	28,344
Changes in fair value of warrant liabilities	(44,699)
Exchange of warrants	(620,827)
Carrying value at the end of the period	$-

August 31
2012
Carrying value at the beginning of the period	-
Additions	$494,478
Changes in fair value of warrant liabilities	142,704
Carrying value at the end of the period	$637,182

STOCK BASED COMPENSATION (Tables)	12 Months Ended
Aug. 31, 2012
STOCK BASED COMPENSATION [Abstract]
Schedule of Fair Value Assumptions

	For options granted in
	the year ended August 31
	2012	2011
Expected option life (years)	5-6	5-10
Expected stock price volatility (%)	76.0	76.8-78.7
Risk free interest rate (%)	0.8-1.0	1.6-3.6
Expected dividend yield (%)	0.0	0.0

Schedule of Stock Option Activity for Employees
	Year ended August 31,
	2012		2011
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
		$		$
Options outstanding at
beginning of year	834,117	3.84	834,117	3.84
Changes during the year:
Granted - at market price	244,334	4.08	-
Expired	(141,667)	5.4	-
Forfeited	(4,667)	5.64	-
Options outstanding at end
of year	932,116	3.72	834,117	3.84
Options exercisable at end
of year	717,088		743,785
Weighted average fair
value of options granted
during the year	$3.36		-

Summary of Information for Options Granted and Exercisable for Employees
		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	outstanding	Life	price	intrinsic value
$		Years	$	$
0.012	280,114	1.93	0.012	1,072,274
4.08 to 6.48	652,002	7.95	5.28	-
	932,116	6.14	3.72	1,072,274
The following table presents summary information concerning the options granted to employees and directors exercisable as of August 31, 2012:

		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	exercisable	Life	price	intrinsic value
$		Years	$	$
0.012	280,114	1.93	0.012	1,072,274
4.08 to 6.48	436,974	7.08	5.76	-
	717,088	5.07	3.48	1,072,274

Schedule of Stock Option Activity for Non-Employees
	Year ended August 31
	2012		2011
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
		$		$
Options outstanding at
beginning of year	82,356	7.2	67,767	7.56
Changes during the year:
Granted - at market price	-		-
Granted - at an exercise
price above market
price	62,500	6.00	27,089	6.00
Expired	-		(12,500)	(8.52)
Options outstanding at end
of year	144,456	6.72	82,356	7.20
Options exercisable at end
of year	88,689		50,521

Summary of Information for Options Granted and Exercisable for Non-Employees
		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	outstanding	Life	price	intrinsic value
$		Years	$	$
4.08 to 6.48	111,120	4.79	5.88	-
9.12	33,336	4.83	9.12	-
	144,456	4.80	6.72	-

The following table presents summary information concerning the options granted to non-employee exercisable as of August 31, 2012:
		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	exercisable	Life	price	intrinsic value
$		Years	$	$
4.08 to 6.48	58,131	4.15	5.88	-
9.12	30,558	5.25	9.12	-
	88,689	4.53	6.96	-

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Aug. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Expenses
	Year ended
	August 31,
	2012	2011

Service providers	$580,714	$339,052
Payroll and related expenses	16,459	36,486
	$597,173	$375,538

RESEARCH AND DEVELOPMENT EXPENSES, NET (Tables)	12 Months Ended
Aug. 31, 2012
RESEARCH AND DEVELOPMENT EXPENSES, NET [Abstract]
Schedule of Research and Development Expenses
			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31,		August 31,
	2012	2011	2012

Clinical trials	$1,298,310	$591,733	$5,163,353
Payroll and consulting fees	385,646	413,191	1,921,533
Costs for registration of patents	110,811	189,342	451,610
Compensation costs in respect of options granted to employees, directors and consultants	98,688	265,327	2,921,881
Other	160,350	49,444	547,608
Less - grants from the OCS and Bio Jerusalem Fund	(372,959)	(349,728)	(1,468,290)
	$1,680,845	$1,159,309	$9,532,694

GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Aug. 31, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Schedule of General and Administrative Expenses
			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31		August 31,
	2012	2011	2012

Compensation costs in respect of options granted to employees, directors and consultants	$172,470	$263,999	$2,049,406
Professional services	221,218	344,277	1,899,744
Consulting fees	159,136	171,167	970,900
Travel costs	71,529	54,976	545,930
Write off of debt	-	-	275,000
Business development	284,899	151,886	815,945
Payroll and related expenses	144,101	174,229	753,208
Insurance	22,375	23,890	118,921
Other	127,436	91,536	732,493
	$1,203,164	$1,275,960	$8,161,547

TAXES ON INCOME (Tables)	12 Months Ended
Aug. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Deferred Income Taxes
	August 31
	2012	2011
In respect of:
Net operating loss carryforward	3,190,152	1,813,108
Less - Valuation allowance	(3,190,152)	(1,813,108)
Net deferred tax assets	-,-	-,-

Schedule of Income Taxes Included in the Income Statements
			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31		August 31,
	2012	2011	2012
Loss before taxes on income:
U.S.	599,067	415,836	8,440,543
Outside U.S.	2,655,193	1,169,389	9,210,458
	$3,254,260	$1,585,225	$17,651,001
Taxes on income:
Current:
U.S.	(7,569)	(33,567)	62,001
Outside U.S.	97,787	9,587	202,755
	$90,218	$(23,980)	$264,756

Schedule of Reconciliation of Income Taxes
			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31		August 31,
	2012	2011	2012
Loss before income taxes as reported in
the consolidated statement of operations	$(3,254,260)	$(1,585,225)	$(17,651,001)
Statutory tax benefit	(1,138,991)	(554,829)	(6,177,851)
Increase (decrease) in income taxes
resulting from:
Change in the balance of the valuation
allowance for deferred tax losses	516,749	(58,357)	2,762,468
Disallowable deductions	120,156	481,122	2,244,091
Increase in taxes resulting from
different tax rates applicable to
Subsidiary	502,086	132,064	1,183,796
Uncertain tax position	90,218	(23,980)	228,272
Taxes on income for the reported year	$90,218	$(23,980)	$240,776

Schedule of Unrecognized Tax Benefits
	Year ended August 31
	2012	2011
Balance at Beginning of Year	$138,054	$162,034
Increase (decrease) in tax positions for the current year	90,218	(23,980)
Balance at End of Year	$228,272	$138,054

RELATED PARTIES - TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2012
RELATED PARTIES - TRANSACTIONS [Abstract]
Schedule of Balances with Related Parties
	August 31
	2012	2011
Accounts Receivables - KNRY	$404	-
Accounts payable and accrued expenses - KNRY	-	$18,502

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Fair value measurement
Restricted deposit	16,000
Stock Options And Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	1,892,171	1,266,700
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	15.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%

SHORT TERM INVESTMENTS (Details) (USD $)	Aug. 31, 2012	Aug. 31, 2011
Short Term Investments [Line Items]
Amount	$ 454,381	$ 1,801,400
Dollars deposits [Member]
Short Term Investments [Line Items]
Interest rate	0.85%
Amount	260,371	1,801,400
Dollars deposits [Member] | Minimum [Member]
Short Term Investments [Line Items]
Interest rate		0.70%
Dollars deposits [Member] | Maximum [Member]
Short Term Investments [Line Items]
Interest rate		0.86%
NIS deposits [Member]
Short Term Investments [Line Items]
Amount	$ 194,010
NIS deposits [Member] | Minimum [Member]
Short Term Investments [Line Items]
Interest rate	1.93%
NIS deposits [Member] | Maximum [Member]
Short Term Investments [Line Items]
Interest rate	1.97%

MARKETABLE SECURITIES (Details) (USD $)	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
MARKETABLE SECURITIES [Abstract]
Carrying value at the beginning of the period		$ 384,565
Additions - see note 5	628,630		581,977
Reclassification to level 1		(384,565)
Impairment of available-for-sale securities - financial expenses			(197,412)
Carrying value at the end of the period	747,151		384,565
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,064,808	200,311	384,565
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	317,657	200,311
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 747,151		$ 384,565

ACCOUNTS RECEIVABLE (Details) (USD $)	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
ACCOUNTS RECEIVABLE [Abstract]
Receivables from D.N.A. (see note 5)			$ 450,844
Tax Authorities		53,341	32,406
Other receivables		34,350	59,641
Total accounts receivable	$ 75,950	$ 87,691	$ 542,891

AGREEMENT WITH D.N.A BIOMEDICAL SOLUTIONS LTD (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended		125 Months Ended	128 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended
	Apr. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 28, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012	Sep. 30, 2012	Aug. 28, 2012	Mar. 31, 2011	Jan. 31, 2011	Aug. 31, 2012 Entera Bio Ltd. [Member]	Mar. 31, 2011 D.N.A. Biomedical Solutions Ltd. [Member]	Aug. 31, 2012 D.N.A. Biomedical Solutions Ltd. [Member]	Aug. 31, 2011 D.N.A. Biomedical Solutions Ltd. [Member]	Oct. 30, 2012 D.N.A. Biomedical Solutions Ltd. [Member]	Mar. 31, 2011 D.N.A. Biomedical Solutions Ltd. [Member] Entera Bio Ltd. [Member]	Jun. 30, 2010 D.N.A. Biomedical Solutions Ltd. [Member] Entera Bio Ltd. [Member]	Feb. 22, 2011 D.N.A. Biomedical Solutions Ltd. [Member] Entera Bio Ltd. [Member]
Related Party Transaction [Line Items]
Investment amount																			$ 600,000
Percentage of shares acquired																			50.00%
Share purchase agreement, percentage of shares																				47.00%
Promissory note, principal amount																		450,000
Promissory note, interest rate																		0.45%
Shares issued for Entera, shares																		8,404,667
Shares issued for Entera, value						581,977												581,977
Impairment of available-for-sale securities					184,254	197,412	381,666	381,666							184,254	197,412
Number of shares to be sold														65,104			199,172
Number of shares authorized by warrant									2,826	246,341		182,292		22,787
Exercise price per share				6	6		6			4.44	6	6		6
Proceeds from issuance of shares	$ 359,800	$ 1,458,436		$ 3,106,000	$ 3,488,942	$ 3,694,212	$ 15,144,635	$ 16,603,071						$ 250,000
Royalty percentage													3.00%

AGREEMENT WITH D.N.A BIOMEDICAL SOLUTIONS LTD (Schedule of Gain on Sale of Investment) (Details) (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
AGREEMENTS WITH D.N.A. BIOMEDICAL SOLUTIONS LTD [Abstract]
Fair value of D.N.A. shares				$ 581,977
Receivables from D.N.A.				450,000
Re-classification of currency translation adjustments				7,930
Investment, before cost				1,039,907
Less - net cost of the investment realized				(6,903)
Gain on sale of investment				$ 1,033,004	$ 1,033,004	$ 1,033,004

PROPERTY AND EQUIPMENT, NET (Details) (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
Property, Plant and Equipment [Line Items]
Cost			$ 125,612	$ 123,483	$ 125,612
Less - accumulated depreciation and amortization			120,844	106,107	120,844
Property and equipment, net	2,497		4,768	17,376	4,768	2,497
Depreciation expenses	2,271	6,042	14,737	28,303	120,844	123,115
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost			76,029	76,029	76,029
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost			19,941	19,941	19,941
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost			$ 29,642	$ 27,513	$ 29,642

WARRANTS (Details) (USD $)	1 Months Ended					3 Months Ended		4 Months Ended	12 Months Ended		125 Months Ended	128 Months Ended							1 Months Ended			3 Months Ended		0 Months Ended
	Aug. 31, 2012	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 28, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012	Nov. 30, 2012	Sep. 30, 2012	Aug. 28, 2012	Oct. 30, 2012 2011 Warrants [Member]	Aug. 31, 2012 2011 Warrants [Member]	Jan. 31, 2011 2011 Warrants [Member]	Nov. 30, 2012 Three Warrants [Member]	Aug. 31, 2012 Three Warrants [Member]	Jan. 31, 2011 Three Warrants [Member]	Nov. 30, 2012 Three Warrants [Member]	Nov. 29, 2012 Three Warrants [Member]	Nov. 29, 2012 New Warrant [Member]	Nov. 29, 2012 Kidron Option [Member]	Aug. 31, 2012 Level 3 [Member]
WARRANTS [Abstract]
Carrying value at the beginning of the period						$ 637,182
Additions						28,344			494,478
Changes in fair value of warrant liabilities						(44,699)			142,704
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants	637,182								637,182		637,182															637,182
Warrants [Line Items]
Number of warrants granted																			16,892	112,613	182,292
Warrant term	5 years		5 years		5 years			5 years											5 years	5 years	5 years			4 years
Number of shares authorized by warrant					182,292									2,826	246,341	290,459	246,341	182,292						137,311	112,690
Exercise price per share	6			6	6			6	6		6				4.44	3.7656	4.44	6	6	6	6	6	3.7656	7.2
Fair value of options granted		11,050																						145,173	168,220
Expected dividend yield (%)		0.00%		0.00%					0.00%	0.00%														0.00%
Remaining contractual life		5		5																				4
Expected volatility		79.28%																						62.29%
Risk-free interest rate		2.09%																						0.57%
Financial expense						$ 299,158	$ 19,556		$ 199,123	$ 18,780	$ 380,380	$ 679,538										$ 296,982

EMPLOYEES RIGHTS UPON RETIREMENT (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
EMPLOYEE RIGHTS UPON TERMINATION [Abstract]
Severance pay insurance deposits	$ 3,620	$ 3,275
Severance pay expenses	5,615	10,241
Severance pay expenses in respect of Contribution Plan	7,089	6,966
Severance pay expected deposit	10,155
Severance pay expected liability to Contribution Plan	$ 7,619

COMMITMENTS (Details) (USD $)	1 Months Ended					3 Months Ended		4 Months Ended	12 Months Ended		125 Months Ended	128 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended			125 Months Ended		3 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended		125 Months Ended
	Aug. 31, 2012	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 28, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012	Sep. 30, 2012	Sep. 27, 2012	Aug. 28, 2012	Aug. 31, 2012 Vehicles Lease [Member]	Aug. 31, 2011 Vehicles Lease [Member]	Nov. 30, 2012 Office Facilities Lease [Member]	Aug. 31, 2012 Office Facilities Lease [Member]	Jun. 22, 2011 SAFC Pharma [Member]	Feb. 17, 2006 First Agreement With Hadasit [Member]	Aug. 31, 2012 Bio-Jerusalem [Member]	Nov. 30, 2012 Bio-Jerusalem [Member]	Nov. 30, 2012 ADRES [Member]	Apr. 21, 2009 ADRES [Member]	Feb. 10, 2010 Vetgenerics Research G. Ziv Ltd [Member]	Aug. 31, 2012 Vetgenerics Research G. Ziv Ltd [Member]	Feb. 15, 2011 Advisor [Member]	Nov. 30, 2012 Advisor [Member]	Aug. 15, 2011 Consultant [Member]	Feb. 15, 2011 Consultant [Member]	Aug. 31, 2012 Consultant [Member]	Aug. 08, 2012 Dr. Michael Berelowitz M.D. [Member]	Nov. 30, 2012 Dr. Michael Berelowitz M.D. [Member]	Nov. 30, 2012 Chief Scientist Office [Member]	Aug. 31, 2012 Chief Scientist Office [Member]	Aug. 31, 2011 Chief Scientist Office [Member]	Aug. 31, 2012 Chief Scientist Office [Member]	Aug. 31, 2012 Chief Scientist Office [Member] Minimum [Member]	Aug. 31, 2012 Chief Scientist Office [Member] Maximum [Member]
Related Party Transaction [Line Items]
Commitments for consulting services																										$ 154,320
Commitments for consulting services, time period																												P1Y		9 months	5 years
Management fee percentage																					10.00%
Professional services									221,218	344,277	1,899,744													160,000
Commitments for consulting service, amount specified to be paid in monthly fixed fees																									110,000
Commitments for consulting service, monthly fixed fee																									10,000						8,000
Shares to be issued for services																												25,000
Royalty percentage																						4.00%	4.00%								8.00%								3.00%	3.50%
Royalty percentage, maximum percentage of grants received																						100.00%	100.00%													100.00%		100.00%
Capital raise amount																							12,320												1,332,374
Commitments for consulting service, amount to be paid after milestone achievement																									51,000
Consulting fees paid for first three milestones																								50,000
Accounts payable														3,500,000									65,053
Number of shares authorized by warrant					182,292								2,826		246,341													62,500			20,834			6,373
Warrant term	5 years		5 years		5 years			5 years
Exercise price per share	6			6	6			6	6		6				4.44													6			12
Warrants vesting, number of installments																												12			5		2
Fair value of options granted		11,050																										121,304	105,455		62,185	54,345	114,694
Expected dividend yield (%)		0.00%		0.00%					0.00%	0.00%																		0.00%	0.00%		0.00%	0.00%	0.00%
Expected volatility		79.28%																										76.82%	74.64%		78.65%	75.41%	76.03%
Risk-free interest rate		2.09%																										0.81%	0.55%		3.62%	1.29%	1.04%
Remaining contractual life		5		5																								5	4.2		10	8.5	5.75
Purchase order																				600,000
Research and development expenses						392,626	184,016		1,680,845	1,159,309	9,532,694	9,925,320										52,733					129,570								22,378	372,959	296,995	1,415,557
Long-term Purchase Commitment [Line Items]
Operating lease term																3 years		57 months	57 months
Lease expenses																29,543	37,144
Monthly lease payment																		892	844
Future lease payments due in 2012																21,201		12,441	11,768
Future lease payments due in 2013																8,237		16,215	15,338
Future lease payments due in 2014																686		17,669	16,713
Deposit for lease agreement																$ 7,840

STOCK HOLDERS' EQUITY (Details) (USD $)	1 Months Ended				3 Months Ended		4 Months Ended	12 Months Ended					65 Months Ended	125 Months Ended	128 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended		1 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended
	Aug. 31, 2012	Apr. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 28, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2007	Aug. 31, 2012	Nov. 30, 2012	Sep. 30, 2012	Sep. 27, 2012	Aug. 28, 2012	Mar. 31, 2011 D.N.A. Biomedical Solutions Ltd. [Member]	Oct. 30, 2012 D.N.A. Biomedical Solutions Ltd. [Member]	May 31, 2011 Swiss Caps AG [Member]	Aug. 31, 2011 Swiss Caps AG [Member]	May 15, 2012 Advisor [Member]	Mar. 14, 2012 Advisor [Member]	Dec. 12, 2011 Advisor [Member]	Feb. 15, 2011 Advisor [Member]	Jul. 05, 2012 Advisor Two [Member]	Mar. 14, 2012 Advisor Two [Member]	Aug. 31, 2012 Securities Purchase Agreement [Member]	Aug. 31, 2012 Securities Purchase Agreement Two [Member]	Nov. 30, 2012 Leading Investor [Member]	Sep. 30, 2012 Leading Investor [Member]	Nov. 30, 2012 Other Individual [Member]	Nov. 30, 2012 Directors [Member]	Nov. 30, 2012 Securities Purchase Agreement [Member]	Sep. 30, 2012 Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Securities Purchase Agreements, number of units		93,701					808,956																						801,942	5,652	405,405				329,832
Number of shares to be sold																			65,104	199,172												5,652	1,127	12,745
Number of shares authorized by warrant				182,292												2,826		246,341	22,787							62,500						2,826	564	6,373
Securities Purchase Agreements, purchase price per unit		$ 3.84					$ 384												$ 3.84										$ 4.44						$ 4.44
Proceeds from issuance of shares		$ 359,800			$ 1,458,436		$ 3,106,000	$ 3,488,942	$ 3,694,212					$ 15,144,635	$ 16,603,071				$ 250,000										$ 3,560,192	$ 25,093					$ 1,464,425
Securities Purchase Agreements, number of shares per unit		1					1												1										1						1
Securities Purchase Agreements, number of warrants per unit		1					1												0.35										1						1
Securities Purchase Agreements, number of shares per warrant		0.35					0.35																						0.5						0.5
Warrant term	5 years	5 years		5 years			5 years																						5 years						5 years
Exercise price per share	6		6	6			6	6						6				4.44	6							6			6							6
Stock issued for services, shares			16,397																		14,744	44,220	6,917	6,917	6,917		4,167	4,167
Stock issued for services								107,860	227,569	249,850	152,928	116,110	98,750								47,769	167,569	24,900	26,560	24,900		15,500	16,000
Finders fee	71,250																																5,835
Service agreement consideration																	3,500,000			628,630
Additional finders fee																																	$ 7,500
Option to purchase shares of D.N.A.																				21,637,611
Percent shares owned by investor																				7.10%
Percentage of D.N.A. shares owned																				14.50%
Number of D.N.A. shares ownded																				8,404,667

STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	1 Months Ended					3 Months Ended		4 Months Ended	12 Months Ended					65 Months Ended	125 Months Ended	128 Months Ended					1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended					0 Months Ended
	Aug. 31, 2012	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 28, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2007	Aug. 31, 2012	Nov. 30, 2012	Sep. 30, 2012	Aug. 28, 2012	Aug. 08, 2012	Jul. 25, 2011	May 31, 2011 Swiss Caps AG [Member]	Aug. 31, 2011 Swiss Caps AG [Member]	Feb. 15, 2011 Consultant [Member]	Aug. 31, 2012 Consultant [Member]	Aug. 08, 2012 Employee of Subsidiary [Member]	Aug. 08, 2012 Nadav Kidron and Miriam Kidron [Member]	Aug. 08, 2012 Directors [Member]	Nov. 30, 2012 Directors [Member]	Aug. 08, 2012 Subsidiary Employee One [Member]	Aug. 08, 2012 Subsidiary Employee Two [Member]	Aug. 08, 2012 Dr. Miriam Kidron [Member]	Apr. 27, 2011 ExperiMind Ltd [Member]	May 31, 2011 New Castle Consulting [Member]	Jul. 25, 2011 Trout Group LLC [Member]	Aug. 31, 2012 Trout Group LLC [Member]	Oct. 15, 2006 2006 Stock Option Plan [Member]	Aug. 31, 2012 2008 Stock Option Plan [Member]	Aug. 08, 2012 2008 Stock Option Plan [Member]	May 08, 2008 2008 Stock Option Plan [Member]	Feb. 15, 2011 2008 Stock Option Plan [Member] Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for grant																			83,334																	250,000	1,000,000	333,334	666,667
Stock issued for services, shares				16,397																	14,744	44,220										3,584	16,667
Stock issued for services									$ 107,860	$ 227,569	$ 249,850	$ 152,928	$ 116,110	$ 98,750							$ 47,769	$ 167,569											$ 60,000
Granted - at market price																									609,000	144,000	43,334
Granted - at market price																									$ 0.34	$ 4.08	$ 4.08					$ 6
Options to purchase, number of shares					182,292												2,826	246,341					20,834					6,373	50,750	6,250	280,114			2,667						250,000
Options to purchase, exercise price per share	6			6	6			6	6						6			4.44					12						4.08	4.08				6.5
Options vested																										42,000
Securities Purchase Agreements, number of units			93,701					808,956
Securities Purchase Agreements, purchase price per unit			$ 3.84					$ 384
Proceeds from issuance of shares			359,800			1,458,436		3,106,000	3,488,942	3,694,212					15,144,635	16,603,071
Securities Purchase Agreements, number of shares per unit			1					1
Securities Purchase Agreements, number of warrants per unit			1					1
Securities Purchase Agreements, number of shares per warrant			0.35					0.35
Warrant term	5 years		5 years		5 years			5 years
Issuance of common stock		43,176
Number of warrants issued	112,613			5,906	182,292				112,613						112,613					5,622						6,000			1,750
Options vesting, number of installments																							5		29	17	2		29	3				12						5
Fair value of options granted		$ 11,050																					$ 62,185	$ 54,345	$ 170,301	$ 373,565	$ 114,694		$ 134,324	$ 16,780		$ 10,000		$ 5,057	$ 4,548					$ 71,495
Expected dividend yield (%)		0.00%		0.00%					0.00%	0.00%													0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%		0.00%		0.00%	0.00%					0.00%
Expected volatility		79.28%																					78.65%	75.41%	111.22%	76.03%	76.03%		76.03%	76.03%		79.24%		77.39%	75.41%					113.80%
Expected stock price volatility (%), minimum				78.54%					76.03%	112.50%
Expected stock price volatility (%), maximum				78.68%					76.03%	114.20%
Risk-free interest rate		2.09%																					3.62%	1.29%	0.94%	0.83%	1.04%		1.04%	0.94%		2.06%		1.55%	0.45%					3.42%
Risk-free interest rate (%), minimum				2.11%					0.80%	1.60%
Risk-free interest rate (%), maximum				2.19%					1.00%	3.60%
Remaining contractual life		5		5																			10	8.5	10	5.5	5.75		5.75	6		5		10

STOCK BASED COMPENSATION (Schedule of Fair Value Assumptions) (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2011	Mar. 31, 2011	Aug. 31, 2012	Aug. 31, 2011
STOCK BASED COMPENSATION [Abstract]
Expected option life (years), minimum			5	5
Expected option life (years), maximum			6	10
Expected stock price volatility (%), minimum		78.54%	76.03%	112.50%
Expected stock price volatility (%), maximum		78.68%	76.03%	114.20%
Risk-free interest rate (%), minimum		2.11%	0.80%	1.60%
Risk-free interest rate (%), maximum		2.19%	1.00%	3.60%
Expected dividend yield (%)	0.00%	0.00%	0.00%	0.00%

STOCK BASED COMPENSATION (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Employees [Member]
Number of options
Options outstanding at beginning of year	834,117	834,117
Granted - at market price	244,334
Expired	(141,667)
Forfeited	(4,667)
Options outstanding at end of year	932,116	834,117
Options exercisable at end of year	717,088	743,785
Weighted average fair value of options granted during the year
Weighted average exercise price
Options outstanding at beginning of year	$ 3.84	$ 3.84
Granted - at market price	$ 4.08
Expired	$ 5.4
Forfeited	$ 5.64
Options outstanding at end of year	$ 3.72	$ 3.84
Nonemployees [Member]
Number of options
Options outstanding at beginning of year	82,356	67,767
Granted - at market price
Granted - above market price	62,500	27,089
Expired		(12,500)
Options outstanding at end of year	144,456	82,356
Options exercisable at end of year	88,689	50,521
Weighted average exercise price
Options outstanding at beginning of year	$ 7.2	$ 7.56
Granted - at market price
Granted - above market price	$ 6	$ 6
Expired		$ (8.52)
Options outstanding at end of year	$ 6.72	$ 7.2

STOCK BASED COMPENSATION (Summary of Information for Options Outstanding and Exercisable by Exercise Price Range) (Details) (USD $)	Aug. 31, 2012
Employees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	932,116
Outstanding, weighted average remaining contractual life, years	6.14
Outstanding, weighted average exercise price	$ 3.72
Outstanding, aggregate intrinsic value	$ 1,072,274
Number exercisable	717,088
Exercisable, weighted average remaining contractual life, years	5.07
Exercisable, weighted average exercise price	$ 3.48
Exercisable, aggregate intrinsic value	1,072,274
Nonemployees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	144,456
Outstanding, weighted average remaining contractual life, years	4.8
Outstanding, weighted average exercise price	$ 6.72
Outstanding, aggregate intrinsic value
Number exercisable	88,689
Exercisable, weighted average remaining contractual life, years	4.53
Exercisable, weighted average exercise price	$ 6.96
Exercisable, aggregate intrinsic value
$0.012 [Member] | Employees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	280,114
Outstanding, weighted average remaining contractual life, years	1.93
Outstanding, weighted average exercise price	$ 0.012
Outstanding, aggregate intrinsic value	1,072,274
Number exercisable	280,114
Exercisable, weighted average remaining contractual life, years	1.93
Exercisable, weighted average exercise price	$ 0.012
Exercisable, aggregate intrinsic value	1,072,274
$4.08 to 6.48 [Member] | Employees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	652,002
Outstanding, weighted average remaining contractual life, years	7.95
Outstanding, weighted average exercise price	$ 5.76
Outstanding, aggregate intrinsic value
Number exercisable	436,974
Exercisable, weighted average remaining contractual life, years	7.08
Exercisable, weighted average exercise price	$ 5.28
Exercisable, aggregate intrinsic value
$4.08 to 6.48 [Member] | Nonemployees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	111,120
Outstanding, weighted average remaining contractual life, years	4.79
Outstanding, weighted average exercise price	$ 5.88
Outstanding, aggregate intrinsic value
Number exercisable	58,131
Exercisable, weighted average remaining contractual life, years	4.15
Exercisable, weighted average exercise price	$ 5.88
Exercisable, aggregate intrinsic value
$9.12 [Member] | Nonemployees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	33,336
Outstanding, weighted average remaining contractual life, years	4.83
Outstanding, weighted average exercise price	$ 9.12
Outstanding, aggregate intrinsic value
Number exercisable	30,558
Exercisable, weighted average remaining contractual life, years	5.25
Exercisable, weighted average exercise price	$ 9.12
Exercisable, aggregate intrinsic value

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Service providers		$ 580,714	$ 339,052
Payroll and related expenses		16,459	36,486
Accounts payable and accrued expenses	$ 287,302	$ 597,173	$ 375,538

RESEARCH AND DEVELOPMENT EXPENSES, NET (Details) (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
RESEARCH AND DEVELOPMENT EXPENSES, NET [Abstract]
Clinical trials			$ 1,298,310	$ 591,733	$ 5,163,353
Payroll and consulting fees			385,646	413,191	1,921,533
Costs for registration of patents			110,811	189,342	451,610
Compensation costs in respect of options granted to employees, directors and consultants			98,688	265,327	2,921,881
Other			160,350	49,444	547,608
Less - grants from the OCS			(372,959)	(349,728)	(1,468,290)
Research and Development Expense	$ 392,626	$ 184,016	$ 1,680,845	$ 1,159,309	$ 9,532,694	$ 9,925,320

GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Compensation costs in respect of options granted to employees, directors and consultants			$ 172,470	$ 263,999	$ 2,049,406
Professional services			221,218	344,277	1,899,744
Consulting fees			159,136	171,167	970,900
Travel costs			71,529	54,976	545,930
Write off of debt					275,000
Business development			284,899	151,886	815,945
Payroll and related expenses			144,101	174,229	753,208
Insurance			22,375	23,890	118,921
Other			127,436	91,536	732,493
General and Administrative Expense	$ 339,213	$ 281,901	$ 1,203,164	$ 1,275,960	$ 8,161,547	$ 8,500,760

TAXES ON INCOME (Narrative) (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Taxes On Income [Line Items]
Corporate tax rate	35.00%
Net operating loss carryforwards	$ 4,896,605	$ 3,468,280
Penalties related to tax contingencies	15,539	34,105
Subsidiary [Member]
Taxes On Income [Line Items]
Corporate tax rate	25.00%
Net operating loss carryforwards	$ 5,905,361	$ 3,328,946

TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $)	Aug. 31, 2012	Aug. 31, 2011
TAXES ON INCOME [Abstract]
Net operating loss carryforward	$ 3,190,152	$ 1,813,108
Less - Valuation allowance	(3,190,152)	(1,813,108)
Net deferred tax assets

TAXES ON INCOME (Schedule of Income Taxes Included in the Income Statements) (Details) (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
TAXES ON INCOME [Abstract]
U.S.			$ 599,067	$ 415,836	$ 8,440,543
Outside U.S.			2,655,193	1,169,389	9,210,458
Loss before taxes on income	958,753	478,519	3,254,260	1,585,225	17,651,001	18,609,754
U.S.			(7,569)	(33,567)	62,001
Outside U.S.			97,787	9,587	202,755
Taxes on income			$ 90,218	$ (23,980)	$ 240,776	$ 240,776

TAXES ON INCOME (Schedule of Reconciliation of Income Taxes) (Details) (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
TAXES ON INCOME [Abstract]
Loss before income taxes as reported in the consolidated statement of operations	$ (958,753)	$ (478,519)	$ (3,254,260)	$ (1,585,225)	$ (17,651,001)	$ (18,609,754)
Statutory tax benefit			(1,138,991)	(554,829)	(6,177,851)
Change in the balance of the valuation allowance for deferred tax losses			516,749	(58,357)	2,762,468
Disallowable deductions			120,156	481,122	2,244,091
Increase in taxes resulting from different tax rates applicable to non U.S. subsidiary			502,086	132,064	1,183,796
Uncertain tax position			90,218	(23,980)	228,272
Taxes on income			$ 90,218	$ (23,980)	$ 240,776	$ 240,776

TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
TAXES ON INCOME [Abstract]
Balance at Beginning of Year	$ 138,054	$ 162,034
Increase (decrease) in tax positions for prior years	90,218	(23,980)
Balance at End of Year	$ 228,272	$ 138,054

RELATED PARTIES - TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Directors [Member]
Related Party Transaction [Line Items]
Amount of transaction	$ 30,000	$ 30,000
Subsidiary Consulting Agreement [Member]
Related Party Transaction [Line Items]
Written notice requirement	60 days
Monthly fee	12,512
JV Agreement [Member]
Related Party Transaction [Line Items]
Amount of transaction	36,000
Monthly fee	$ 869

RELATED PARTIES - TRANSACTIONS (Schedule of Balances with Related Parties) (Details) (USD $)	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
RELATED PARTIES - TRANSACTIONS [Abstract]
Current assets - related parties - Entera	$ 1,719	$ 404
Accounts payable and accrued expenses - KNRY			$ 18,502

SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended					3 Months Ended		4 Months Ended	12 Months Ended		125 Months Ended	128 Months Ended					1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended			3 Months Ended		1 Months Ended
	Aug. 31, 2012	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 28, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012	Jan. 10, 2013	Sep. 30, 2012	Sep. 27, 2012	Aug. 28, 2012	Oct. 30, 2012 Securities Purchase Agreement [Member]	Nov. 30, 2012 Securities Purchase Agreement [Member]	Sep. 30, 2012 Securities Purchase Agreement [Member]	Dec. 20, 2012 Subsidiary Employee [Member]	Nov. 30, 2012 Leading Investor [Member]	Nov. 29, 2012 Leading Investor [Member]	Oct. 30, 2012 Leading Investor [Member]	Nov. 30, 2012 Other Individual [Member]	Sep. 30, 2012 Other Individual [Member]	Dec. 20, 2012 Directors [Member]
Subsequent Event [Line Items]
Options granted																				4,667						20,000
Exercise price																				$ 6						$ 6
Fair value																				$ 9,660						$ 41,402
Expected dividend yield (%)		0.00%		0.00%					0.00%	0.00%										0.00%						0.00%
Expected volatility		79.28%																		64.35%						64.35%
Risk-free interest rate		2.09%																		1.01%						1.01%
Remaining contractual life		5		5																5.75						5.75
Number of shares per installment																				2,334
Number of shares authorized by warrant					182,292									2,826		246,341	21,637,611		6,373			137,311	3,485,500		564
Securities Purchase Agreements, number of units			93,701					808,956										329,832			405,405
Proceeds from issuance of shares			359,800			1,458,436		3,106,000	3,488,942	3,694,212	15,144,635	16,603,071					628,630	1,464,425
Securities Purchase Agreements, purchase price per unit			$ 3.84					$ 384										$ 4.44
Securities Purchase Agreements, number of shares per unit			1					1										1
Securities Purchase Agreements, number of warrants per unit			1					1										1
Securities Purchase Agreements, number of shares per warrant			0.35					0.35										6
Warrant term	5 years		5 years		5 years			5 years										5 years
Exercise price per share	6			6	6			6	6		6					4.44			0.5			7.2	3.7656
Finders fee	71,250																							5,385
Additional finders fee																								7,500
Service agreement consideration															$ 3,500,000
Reverse stock split ratio													12
Common stock, shares issued, prior to reverse stock split	80,100,000					86,500,000			80,100,000		80,100,000	86,500,000
Common stock, shares outstanding, prior to reverse stock split	80,100,000					86,500,000			80,100,000		80,100,000	86,500,000
Common stock, shares issued	6,673,829					7,209,652			6,673,829	5,842,803	6,673,829	7,209,652		5,652			199,172		12,745						1,127
Common stock, shares outstanding	6,673,829					7,209,652			6,673,829	5,842,803	6,673,829	7,209,652
Common stock, shares authorized, prior to reverse stock split	200,000,000					200,000,000			200,000,000		200,000,000	200,000,000
Common stock, shares authorized	16,666,667					16,666,667			16,666,667	16,666,667	16,666,667	16,666,667